UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Suite 207, Garden City, NY 11530

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period: 2/28/10

Item 1.  Reports to Stockholders.

CLASS A, B AND C SHARES

SEMI-ANNUAL REPORT AS OF FEBRUARY 28, 2010

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter

Investment Review

Schedules of Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financials

Financial Highlights

Supplemental Information

Privacy Notice

Inside Back Cover

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia

Trustee, Chairman, President & CEO

Patrick H. McCollough

Trustee

Udo W. Koopmann

Trustee

Floyd E. Seal

Trustee

Stephen H. Hamrick

Trustee

William B. Blundin

Trustee

Stephen Ventimiglia

Vice President & Secretary

Jonathan W. Ventimiglia

Vice President, Assistant Secretary,

Treasurer & Chief Financial Officer

Michael J. Wagner

Chief Compliance Officer

RoseAnne Casaburri

Assistant Secretary

Kevin E. Wolf

Assistant Treasurer

Investment Manager

Distributor

Saratoga Capital Management, LLC

Northern Lights Distributors, LLC

1101 Stewart Avenue, Suite 207

4020 South 147th Street

Garden City, New York 11530-4808

Omaha, Nebraska 68137

Transfer & Shareholder Servicing Agent

Custodian

Gemini Fund Services, LLC

The Bank of New York

4020 South 147th Street, Suite 2

1 Wall Street, 25th Floor

Omaha, Nebraska 68137

New York, New York 10286

Administrator & Fund Accounting Agent

Custody Administrator

Gemini Fund Services, LLC

Gemini Fund Services, LLC

450 Wireless Boulevard

450 Wireless Boulevard

Hauppauge, New York 11788

Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2010

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”).  This report covers the six months from September 1, 2009 through February 28, 2010.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy.  The Saratoga Advantage Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms.  Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

ECONOMIC OVERVIEW

As measured by the Gross Domestic Product (GDP), the United States (U.S.) economy advanced by an annualized rate of 5.6% during the fourth quarter of 2009.  Many economic statistics have turned higher and infer that the U.S. economy is expanding at a moderate pace. The Saratoga Economic Leading StatisticsSM (ELS) index is currently at +33, indicating that the U.S. economy is starting to dig its roots into an economic expansion (the normal range of this index is +50 to -50). Of course, there is no guarantee that the ELS index will not turn lower in the future. However, much of the current growth of the GDP is due to the aggressive stimulus by the Federal Reserve (Fed) and the U.S. Treasury Department.  Together they have increased the U.S. Monetary Base (MB) by over 150% from the December 2007 level of $847 billion to the February 2010 level of $2.15 trillion. The MB is the amount of liquid money in the economy, and it includes currency in circulation and commercial banks’ reserves with the Federal Reserve Central Bank.  When comparing the MB to the GDP we find that as of February 2010 the MB to GDP ($Current) quotient is .14; the last time it was initially at this level was in the latter part of the 1930s. The historic average for this statistic is .07. The significant part of this statistic is that from the late 1930s to the early part of 1940 the U.S. was trying to gain its economic footing after the “Great Depression.” The Fed increased the MB to a growth rate of over 28% year-over-year from September 1938 to September 1939,  trying to stimulate economic growth. The good news is that in part it worked. After the set back of the recession in 1938 the economy started to grow at a very rapid pace. However, the U.S. inflation rate as measured by the Consumer Price Index (CPI) increased to over 13% in 1942, up from a deflationary level (negative CPI) in the late 1930s.  At the March 16, 2010 Federal Reserve Open Market Committee meeting, the Fed released the following statement in part: “Information received since the Federal Open Market Committee met in January suggests that economic activity has continued to strengthen and that the labor market is stabilizing. Household spending is expanding at a moderate rate but remains constrained by high unemployment, modest income growth, lower housing wealth, and tight credit... With substantial resource slack continuing to restrain cost pressures and longer-term inflation expectations stable, inflation is likely to be subdued for some time...”  We believe that inflation is likely to be a challenge for the Fed. However, we believe that the Fed has enough tools at its disposal to enable it to potentially mitigate a surge in inflation that in our view is likely to occur after the recent dramatic increase in the U.S. Monetary Base.

ASSET ALLOCATION – THE INVESTMENT “COMPASS” THAT PROVIDES INVESTORS WITH AN OPPORTUNITY TO REMOVE INVESTMENT EXTREMES

Asset allocation is an investor’s investment balance between stocks, bonds, money market funds and other assets.  A key goal of asset allocation is to establish a “comfortable” blend of investments that helps keep investors invested long-term to try to achieve their investment goals, such as: college education funding or supporting a dignified retirement.  To help investors establish a comfortable blend of investments, many asset allocation programs will assist them in evaluating their risk tolerances, income needs and investment time horizons.

A well-designed asset allocation strategy often times results in investors investing in a blend of asset classes (for example, a combination of stock, bond and money market mutual funds).  By investing in a blend of various asset classes instead of investing at the extremes in only one asset class (such as only investing in money market funds – a relatively conservative investment approach, or only investing in stock funds – a relatively aggressive investment posture), investors should expect to get blended rates of return and risk over the long haul.  Conversely, investors investing at the extremes should expect to get extreme rates of return and risk over the long run (that is, low rates of return accompanied by low risk, or high rates of return along with high risk).

Using asset allocation as an investment “compass” can help investors find a comfortable blend of investments that matches their risk tolerances.  A well-established asset allocation strategy can help investors to stay disciplined and patient through full market cycles (i.e., through both market declines and advances).  To achieve long-term investment goals, we believe it is important that investors establish the proper asset allocation strategies for themselves so that they stay invested over the long haul – they don’t quit on their investment plans.

The Saratoga Advantage Trust has been designed to help investors effectively implement their asset allocation strategies.  Your financial advisor can help you establish a sensible asset allocation strategy to help you pursue your long-term investment goals.

NEW ADVISOR

I am pleased to inform you that effective November 2, 2009 DePrince, Race & Zollo, Inc. (“DePrince”) is the new investment advisor of the Saratoga Advantage Trust’s International Equity Portfolio.  Founded in 1995, DePrince is a well respected investment manager advising approximately $5.1 billion in assets for institutional investors and high net worth individuals.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available.  Each Saratoga portfolio was formed to represent a single asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.  Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions, and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards by which to measure the portfolios against in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.).  In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping.  With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically.  Choose one item or all items. It’s up to you.  Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839.  For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of each of the Trust’s portfolios.  Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.  Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia

Chairman, President and

Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully.  This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully.  To obtain an additional copy of the prospectus please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate.  Consequently, investors may receive back less than invested.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

0613-NLD-4/29/2010

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by:

M.D. Sass Investors Services, Inc.

New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 — 2/28/10	One Year: 3/1/09 - 2/28/10	Five Year: 3/1/05 -2/28/10*	Ten Year: 3/1/00 -2/28/10*	Inception: 1/4/99 — 2/28/10*	Inception: 2/14/06 — 2/28/10*
Class A
With Sales Charge	4.03%	47.02%	NA	NA	NA	-9.94%
Without Sales Charge	10.41%	55.91%	NA	NA	NA	-8.60%
Class B
With Sales Charge	5.11%	50.17%	-6.87%	-1.44%	-2.36%	NA
Without Sales Charge	10.11%	55.17%	-6.56%	-1.44%	-2.36%	NA
Class C
With Sales Charge	9.12%	54.02%	-6.55%	-1.46%	-2.37%	NA
Without Sales Charge	10.12%	55.02%	-6.55%	-1.46%	-2.37%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 2.44%, 3.03% and 3.03% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

The stock markets generally continued to show strength for the six month period ended February 28, 2010 off the March 2009 lows, as a global economic recovery got underway in the third quarter of 2009.  The Saratoga Large Capitalization Value Portfolio performed well over the last six month period.

In the Energy sector, the recovery in global economies has resulted in oil prices rebounding and in turn improved prospects for the oilfield services sector. Baker Hughes (4.39%) and Halliburton (3.73%) both contributed strongly to the Portfolio’s performance.  In addition, the Portfolio also had strong performance in Chicago Bridge and Iron (3.52%), a leading engineering and construction company, which benefited from a growing order book in energy- related infrastructure projects around the world.

Health care stocks recovered during the period given better than expected earnings and expectations for a more gradual outcome for U.S. healthcare reform. These factors particularly helped the Portfolio’s position in Medtronics (3.11%).  In consumer discretionary, the Portfolio’s position in Hasbro (3.79%) experienced strong gains as the company beat consensus earnings expectations and investors began to realize the upside potential in its recently announced joint venture with Discovery Kids. In addition, the Portfolio generated strong performance in information technology as end demand for personal computers, televisions and software drove results for Intuit (4.10%), Microsoft (1.87%) and Corning (3.47%).

During the past six months, the Portfolio initiated a position in Goodrich Corp (2.22%) given, in our opinion, its compelling valuation and improving, high-margin, commercial aftermarket business. The Portfolio also initiated positions in Baxter International (3.20%), Covidien (2.03%) and Darden Restaurants (1.65%) given what we believe will be better than expected future growth prospects for these companies than the market is discounting.

We continue to believe that the current market environment will reward superior stock selection and that the Portfolio is well positioned for long term appreciation in large capitalization value-oriented stocks.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/10.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Baker Hughes, Inc.	4.4%
Cameron International Corp.	4.4%
Axis Capital Holdings, Ltd.	4.2%
Intuit	4.1%
Abbott Labs	3.8%
Hasbro, Inc.	3.8%
Reinsurance Group of America	3.7%
Halliburton, Co.	3.7%
Metlife, Inc.	3.7%
CVS Corp.	3.6%

                                                                                                      *Based on total net assets as of February 28, 2010

                                                                                                        Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Value Average (“Large Value Average”), as of February 28, 2010, consisted of 1,327 mutual funds comprised of large market capitalization value stocks.  The Large Value Average is not managed and it is not possible to invest directly in the Large Value Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by:

Loomis, Sayles & Co., L.P.

Boston, Massachusetts

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 — 2/28/10	One Year: 3/1/09 - 2/28/10	Five Year: 3/1/05 -2/28/10*	Ten Year: 3/1/00 -2/28/10*	Inception: 1/4/99 — 2/28/10*	Inception: 2/14/06 — 2/28/10*
Class A
With Sales Charge	5.28%	36.28%	NA	NA	NA	-6.01%
Without Sales Charge	11.70%	44.56%	NA	NA	NA	-4.63%
Class B
With Sales Charge	6.37%	38.65%	-0.39%	-7.56%	-4.38%	NA
Without Sales Charge	11.37%	43.65%	0.02%	-7.56%	-4.38%	NA
Class C
With Sales Charge	10.35%	42.55%	0.02%	-7.57%	-4.37%	NA
Without Sales Charge	11.35%	43.55%	0.02%	-7.57%	-4.37%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 2.31%, 2.92% and 2.92% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

For the six month period ended February 28, 2010, the Saratoga Large Capitalization Growth Portfolio performed well. The strong performance was primarily due to stock selection in the consumer discretionary, materials and consumer staples sectors, as well as an overweight position in the consumer discretionary sector.

Priceline.com (6.69%), Apple (7.69%) and Amazon.com (3.98%) were the largest contributors to performance. Online retailers Amazon.com and priceline.com were strong, as discounts, diverse product offerings and convenience continued to drive consumers to online shopping channels.  Both companies reported exceptional quarterly results during a time when investors still needed to be convinced that the worst of the economic slowdown had passed and consumers were beginning to resume a moderate level of spending.  Apple also reported very strong results as the company continues to post strong sales of its computers, iPods and iPhones.

The largest detractors from performance were Qualcomm (0.00%), Brocade (0.00%) and Microsoft (4.39%).  Qualcomm fell during the quarter amid concerns surrounding near term pricing pressures and disappointing guidance.  Brocade shares were down during the month after the company forecasted 2010 earnings that fell short of expectations.  Despite reporting a strong quarter, Microsoft was down during the month after the company announced that it did not expect enterprise spending to show growth in the near future.

In light of the recent stock market conditions, we adjusted the Portfolio’s positioning.  We have significantly reduced the Portfolio’s financials weights, as the sector's run has been strong and it has become evident in our view that many of the stocks of credit sensitive financial companies had valuations that temporarily moved ahead of fundamental improvement.  We have increased the Portfolio’s weight in the consumer discretionary and technology sectors.  Within the consumer space, the Portfolio is focused on e-commerce and upscale specialty retailers, while in technology the Portfolio is focused on smart phones, virtualization and cloud computing and companies that should benefit from a nascent recovery in business capital spending.

The Portfolio is positioned for what we believe will be a continuation of the economic recovery which began last summer.  While we anticipate this recovery to be measured, we expect the direction of the overall economic recovery to trend higher from here.   With this gradual recovery as the backdrop, we would anticipate that the initial trend of increased investor interest in higher quality companies with relatively stronger growth expectations to become more profound.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/10.   The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION GROWTH PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Apple, Inc.	7.7%
priceline.com, Inc.	6.7%
Google, Inc. - Cl. A	4.6%
Microsoft Corp.	4.4%
Salesforce.com, Inc.	4.2%
Amazon.com, Inc.	4.0%
Cognizant Tech Solutions CRP	3.5%
Cisco Systems, Inc.	3.5%
Estee Lauder Cos., Inc. - Cl. A	3.4%
United Parcel Service, Inc. - Cl. B	3.2%

                                                                                                    *Based on total net assets as of February 28, 2010

                                                                                                                      Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Growth Average (“Large Growth Average”), as of February 28, 2010, consisted of 1,887 mutual funds comprised of large market capitalization growth stocks.  The Large Growth Average is not managed and it is not possible to invest directly in the Large Growth Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by:

Vaughn Nelson Investment Management, L.P.

Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 — 2/28/10	One Year: 3/1/09 — 2/28/10	Five Year: 3/1/05 — 2/28/10*	Inception: 6/28/02 — 2/28/10*
Class A
With Sales Charge	0.63%	40.28%	-0.42%	3.91%
Without Sales Charge	6.72%	48.97%	0.77%	4.71%
Class B
With Sales Charge	1.43%	43.11%	-0.04%	4.10%
Without Sales Charge	6.43%	48.11%	0.20%	4.10%
Class C
With Sales Charge	5.45%	47.01%	0.20%	4.08%
Without Sales Charge	6.45%	48.01%	0.20%	4.08%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 2.76%, 3.30% and 3.34% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

Risk assets generally rose during the six month period ended February 28, 2010 with only small pullbacks, continuing the rally that began in March 2009.  Sovereign debt problems came to the forefront during the period, culminating in Greece’s fiscal crisis and the threat of contagion to other European countries.  Yet with stimulative monetary and fiscal policies and inventory rebuilding, the U.S. economy has recently produced two quarters of positive Gross Domestic Product growth.  Despite the significant general rise in stock markets, we believe current valuations have not fully discounted a sustained economic recovery in a low real rate environment.  With continued risks in the stock market, we believe quantitative easing will continue as we transition capital markets away from government support.

Over the volatile 2008-2009 period, the Portfolio performed well.  However, for the last six month period, while low quality companies have begun to transition their market leadership position to higher quality companies, many of the strongest performers during this time were volatile, lower quality companies that did not meet our investment criteria.  On a relative basis, the Utilities sector was the strongest contributor to returns, due to the Portfolio’s significant underweight of this underperforming sector.  The Financial sector also contributed to results with strong performance in most sub-sectors.  Offsetting these positive results were the Energy, Industrials and Consumer Discretionary sectors.  During the last six month period, we increased the Portfolio’s exposure to economic cyclicality as the recovery developed.  Exposure to the Consumer Discretionary, Energy, Financial, Technology and Materials sectors was increased, while exposure to the more defensive Consumer Staples, Healthcare and Insurance sectors was reduced.  We believe the Portfolio is well positioned to benefit from economic recovery going forward, and our primary focus remains on companies with strong balance sheets and strong returns on invested capital that should perform well in this volatile economic climate.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MID CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Owens-Illinois, Inc.	2.8%
XL Capital, Ltd.	2.8%
Fifth Third Bancorp	2.6%
Seagate Technology	2.5%
Nuance Communications, Inc.	2.4%
Apollo Investment Corp.	2.4%
Celanese Corp. - Cl. A	2.3%
Cabot Corp.	2.2%
Zimmer Holdings, Inc.	2.2%
Bally Technologies, Inc.	2.0%

                                                                                                        *Based on total net assets as of February 28, 2010

                                                                                                                   Excludes short-term investments.

Portfolio Composition*

The Morningstar Mid Capitalization Blend Average (“Mid Cap Blend Average”), as February 28, 2010, consisted of 486 mutual funds comprised of mid market capitalization stocks.  The Mid Cap Blend Average is not managed and it is not possible to invest directly in the Mid Cap Blend Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by:

Fox Asset Management LLC

Red Bank, New Jersey

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 — 2/28/10	One Year: 3/1/09 - 2/28/10	Five Year: 3/1/05 -2/28/10*	Ten Year: 3/1/00 -2/28/10*	Inception: 1/4/99 — 2/28/10*	Inception: 2/14/06 — 2/28/10*
Class A
With Sales Charge	8.19%	52.03%	NA	NA	NA	-0.75%
Without Sales Charge	14.82%	61.31%	NA	NA	NA	0.71%
Class B
With Sales Charge	9.60%	55.06%	1.78%	6.50%	7.68%	NA
Without Sales Charge	14.60%	60.06%	1.93%	6.50%	7.68%	NA
Class C
With Sales Charge	13.52%	59.00%	1.91%	6.49%	7.70%	NA
Without Sales Charge	14.52%	60.00%	1.91%	6.49%	7.70%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 2.69%, 3.24% and 3.27% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

Small-capitalization stocks, along with all major domestic stock market indices, generally produced above average returns over the last six month period ended February 28, 2010.  During the period, the Saratoga Advantage Trust Small Capitalization Portfolio performed well.

All nine market sectors generated positive returns over the period led by energy, materials and consumer discretionary.  The strong performance of the Portfolio over the six month period was due almost entirely to positive stock selection, led by information technology, as one of the Portfolio’s holdings was acquired and others benefited from improving fundamentals.  Stock selection in utilities and an overweight position in the underperforming industrial sector were the only negative contributors to performance.

While we believe in the cyclical recovery of the global economy, we feel that much of the good news has already been discounted in the rapid rise of the shares of “early cyclical” stocks.  On the positive side, we believe the Portfolio can benefit from continuing government stimulus spending both here and abroad, as well as a relatively better environment in developing countries through high quality industrial companies with international businesses.

In conclusion, we believe the speculative, low quality rally is over, and superior returns over the next year will come from higher quality names with strong balance sheets, sustainable cash flows, proven track records and reasonable valuations.  As such, we look forward to what our strategy may produce in the months ahead.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

SMALL CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Brocade Comms. Systems, Inc.	2.7%
MAXIMUS, Inc.	2.6%
Washington Federal, Inc.	2.6%
Carter's, Inc.	2.5%
Teleflex, Inc.	2.4%
Nordson Corp.	2.3%
Cleco Corp.	2.3%
Prosperity Bancshares, Inc.	2.3%
Tanger Factory Outlet Center	2.3%
Senior Housing Property Trust	2.2%

                                                                                                 *Based on total net assets as of February 28, 2010

                                                                           Excludes short-term investments.

Portfolio Composition*

The Morningstar Small Blend Average (“Small Blend Average”), as of February 28, 2010, consisted of 675 mutual funds comprised of small market capitalization stocks. The Small Blend Average is not managed and it is not possible to invest directly in the Small Blend Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by:

De Prince, Race & Zollo, Inc.

Winter Park, Florida

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 — 2/28/10	One Year: 3/1/09 - 2/28/10	Five Year: 3/1/05 -2/28/10*	Ten Year: 3/1/00 -2/28/10*	Inception: 1/4/99 — 2/28/10*	Inception: 2/14/06 — 2/28/10*
Class A
With Sales Charge	-0.92%	46.54%	NA	NA	NA	-5.03%
Without Sales Charge	5.17%	55.57%	NA	NA	NA	-3.62%
Class B
With Sales Charge	-0.26%	49.67%	-1.36%	-4.27%	-1.28%	NA
Without Sales Charge	4.74%	54.67%	-0.97%	-4.27%	-1.28%	NA
Class C
With Sales Charge	3.78%	53.55%	-0.97%	-4.31%	-1.31%	NA
Without Sales Charge	4.78%	54.55%	-0.97%	-4.31%	-1.31%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 2.43%, 3.05% and 3.05% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

For the six month period ended February 28, 2010, the Saratoga International Equity Portfolio performed well. Since the beginning of 2010, concerns over sovereign debt issues in Europe and monetary tightening in China have impeded international market gains.  Nevertheless, government spending and low interest rates across the international community continue to help the global economy recover.

China Shineway Pharmaceutical Group (1.29%) surged 127% over the last six months. The company has benefited from stimulus policies by the Chinese government, which is increasing spending towards a more structured healthcare system. TravelSky Technology (0.00%), a Chinese version of Expedia, and Bilfinger Berger (0.00%), a German construction company, both exited the Portfolio after performing well and reaching our relative valuation targets. Recent Portfolio additions include Bank of Cyprus (1.32%) and Neopost (1.65%). We entered Bank of Cyprus after shares sold off due in part to Greece’s sovereign debt concerns. The bank’s exposure to Greece is only 10%.  Neopost, a French based mail solutions company, entered the Portfolio due to in our view its low relative valuation and improving fundamentals.

Our stock selection process always begins with a bottom-up security analysis but macro economic and political factors are important in determining Portfolio construction.  We remain underweight in European Financials with a defensive positioning.  Outside of Japan, we believe Asia is better positioned for a more sustainable recovery than Europe.  Relative valuations appear cheap in Japan, but fundamental catalysts to revalue the shares higher are difficult to identify.  We continue to pay particular attention to the U.S. consumer in terms of their substantial contribution to Global Gross Domestic Product.  Lastly, we expect 2010 to experience a more discriminating market, which should put a premium on active management and bottom-up stock selection.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/10.   The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INTERNATIONAL EQUITY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Zehjiang Expressway	3.0%
Impala Platinum Holdings Ltd.	2.6%
Danone	2.6%
Philip Morris International	2.4%
Hays PLC	2.4%
Carillion PLC	2.3%
China Green Holdings Ltd.	2.3%
Eurazeo	2.3%
Shiseido Co. Ltd.	2.2%
Espirit Holdings Ltd.	2.2%

                                                                                                           *Based on total net assets as of February 28, 2010

                                                                                    Excludes short-term investments.

Portfolio Composition*

MSCI EAFE® Index (Europe, Australasia, and Far East) is a free float-adjusted, market capitalization Index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of February 28, 2010, the MSCI EAFE ® Index consisted of the following 21 developed market country indices:  Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This unmanaged Index assumes the reinvestment of dividends, does not include fees and expenses (which would lower performance) and investors may not invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by:

Oak Associates, ltd.

Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 — 2/28/10	One Year: 3/1/09 - 2/28/10	Five Year: 3/1/05 -2/28/10*	Ten Year: 3/1/00 -2/28/10*	Inception: 1/4/99 — 2/28/10*	Inception: 2/14/06 — 2/28/10*
Class A
With Sales Charge	5.15%	43.40%	2.15%	-5.63%	3.38%	NA
Without Sales Charge	11.57%	52.11%	3.37%	-5.63%	4.46%	NA
Class B
With Sales Charge	6.26%	46.41%	2.34%	-6.25%	3.80%	NA
Without Sales Charge	11.26%	51.41%	2.70%	-6.25%	3.80%	NA
Class C
With Sales Charge	10.30%	50.40%	2.78%	-6.21%	NA	-0.88%
Without Sales Charge	11.30%	51.40%	2.78%	-6.21%	NA	-0.88%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 2.95%, 3.48% and 3.55% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

Talk of health care reform dominated the sector over the last six months ended February 28, 2010.  The House of Representatives and Senate passed separate health care reform bills in late 2009, paving the way for an attempt to reconcile the bills in 2010.  This all changed, or seemed to, when Republican Scott Brown defeated Democrat Martha Coakley in a special election in Massachusetts for the U.S. Senate seat vacated by the death of Democrat Ted Kennedy.  Up until a couple of days before the election, Brown was considered a long shot, but his victory not only robbed the Democrats of a filibuster-proof majority in the Senate, but illustrated the lack of popularity with the public of a health care overhaul.

Despite this message from the voters, and those like it in other elections in various states, President Obama and the Democrats are still trying to push through health care reform.  President Obama proposed his own bill, which appears to be a compromise between the House and Senate versions.  The health insurance industry appears to still be a target – not surprising since it is a politically convenient one – and the Democrats appear to want to pass a bill without Republican support.  It is difficult to handicap the possible outcomes, but the bottom line is that there is still a possibility of some sort of bill becoming law.

As always, we will manage the Saratoga Portfolio by looking for opportunities where in our opinion the risk-reward is favorable.  During the last six month period, we reduced the Portfolio’s exposure to the large managed care companies, after their stocks had a nice run, and built positions in smaller players in the same industry – players that focus on Medicaid, an area that has the potential to be expanded.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/10.   The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

HEALTH & BIOTECHNOLOGY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
AmerisourceBergen Corp.	7.0%
Watson Pharmaceuticals, Inc.	5.6%
Amgen, Inc.	5.2%
UnitedHealth Group, Inc.	4.7%
Teva Pharmaceutical Industries, Ltd.	4.2%
Biogen Idec, Inc.	4.0%
Waters Corp.	3.9%
Glaxosmithkline PLC - ADR	3.6%
AstraZeneca PLC	3.6%
Sanofi Synthelabo	3.6%

                                                                                                      *Based on total net assets as of February 28, 2010

                                                                                Excludes short-term investments.

   Portfolio Composition*

The S&P 500®Healthcare Index is a widely-recognized, unmanaged, equally-weighted Index, adjusted for capital gains distributions and income dividends, of securities of companies engaged in the healthcare/biotechnology and medical industries.  Index returns assume reinvestment of dividends; unlike the Portfolio's returns, however, Index returns do not reflect any fees or expenses.  Such costs would lower performance.  It is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by:

Columbus Circle Investors

Stamford, Connecticut

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 - 2/28/10	One Year: 3/1/09 - 2/28/10	Five Year: 3/1/05 -2/28/10*	Ten Year: 3/1/00 -2/28/10*	Inception: 10/22/97 - 2/28/10*	Inception: 9/16/98 - 2/28/10*	Inception: 1/14/00 -2/28/10*
Class A
With Sales Charge	10.63%	56.05%	4.64%	-15.10%	-0.39%	NA	NA
Without Sales Charge	17.44%	65.64%	5.89%	-15.10%	0.09%	NA	NA
Class B
With Sales Charge	12.15%	59.71%	4.80%	-15.68%	NA	-2.26%	NA
Without Sales Charge	17.15%	64.71%	5.13%	-15.68%	NA	-2.26%	NA
Class C
With Sales Charge	16.22%	63.60%	5.28%	-15.58%	NA	NA	-13.00%
Without Sales Charge	17.22%	64.60%	5.28%	-15.58%	NA	NA	-13.00%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 3.75%, 4.32% and 4.35% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

The Saratoga Technology & Communications Portfolio posted a strong, positive return for the six months ended February 28, 2010.  Technology stocks rallied as economic conditions worldwide continued to improve.  China and other emerging market growth remains vibrant, while many developed nations appear to be on the verge of returning to economic growth.  Manufacturing demand has increased to support inventory replenishment from below average levels across most end markets, helping the technology component food chain post significant positive surprise.  Inventories remain low based on historical standards, and many corporations are beginning to open the spigot for capital spending projects.  Many corporations now appear to be more optimistic about the future as their visibility continues to slowly improve.

With improving economic conditions around the globe, many companies are beginning to spend on capital projects for 2010 and beyond.  As such, we have increased the Portfolio’s exposure to enterprise related companies.  In addition, we continue to focus on secular themes and technology companies benefiting from emerging market growth.  The themes we remain focused on are Virtualization/Cloud Computing, Internet Advertising, Emerging Market Internet and Infrastructure Growth, Next Generation carrier spending (Voice over IP, Bandwidth Optimization, Video Downloading), Digital Consumer (smartphones/netbooks), Energy Technology, and Biotechnology.  We believe the Portfolio is poised to capitalize on these themes.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/10.   The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

TECHNOLOGY & COMMUNICATIONS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Apple, Inc.	5.2%
EMC Corp.	5.1%
Cisco Systems, Inc.	4.5%
Oracle Corp.	4.4%
Visa, Inc. - Cl. A	3.8%
ANSYS, Inc.	3.4%
VMware, Inc. - Cl. A	2.6%
International Business Machines	2.6%
Rovi Corp.	2.5%
Lam Research Corp.	2.4%

                                                                                                        *Based on total net assets as of February 28, 2010

                                                                                Excludes short-term investments.

Portfolio Composition*

The Lipper Science & Technology Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Science and Technology fund classification, as defined by Lipper. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by:

Loomis, Sayles & Co., L.P.

Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 - 2/28/10	One Year: 3/1/09 – 2/28/10	Five Year: 3/1/05 - 2/28/10*	Ten Year: 3/1/00 -2/28/10*	Inception: 10/23/97 - 2/28/10*	Inception: 9/21/98 – 2/28/10*	Inception: 1/7/03 - 2/28/10*
Class A
With Sales Charge	14.18%	54.19%	4.23%	8.84%	7.39%	NA	NA
Without Sales Charge	21.14%	63.61%	5.48%	8.84%	7.91%	NA	NA
Class B
With Sales Charge	15.83%	57.58%	4.77%	8.19%	NA	9.96%	NA
Without Sales Charge	20.83%	62.58%	4.92%	8.19%	NA	9.96%	NA
Class C
With Sales Charge	19.75%	61.35%	4.85%	NA	NA	NA	11.68%
Without Sales Charge	20.75%	62.35%	4.85%	NA	NA	NA	11.68%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 3.38%, 3.93% and 4.03% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

The Saratoga Energy and Basic Materials Fund performed well for the six month period ended February 28, 2010.  During the period, the oil price climbed 14% to just under $80/barrel while the natural gas price jumped 62% from a seasonally depressed level last August to $4.81/metric cubic feet.

In 2009 stocks in general, and energy and basic materials stocks generally continued to move ahead from the early March bottom.  Beginning in the third week of January 2010, there was a two-to-three-week correction when China decided to reign in excessive loan growth by raising reserve requirements.  Demand for energy and materials importantly depend on emerging market growth, of which China is the dominant economy.  Since the January sell-off, stocks generally have resumed an upward trajectory.

Portfolio holdings that performed well during the last six month period include oil service companies Tesco (3.52%), Lufkin Industries (2.43%) and Smith International (5.30%), the latter benefiting from a takeover offer by Schlumberger (1.94%).  Other positive contributors include coal producer Massey Energy (3.42%) and iron ore producer Cliffs Natural Resources (4.27%).  Detractors from performance, all by modest amounts, included materials companies Owens-Illinois (2.78%), Air Products & Chemicals (2.91%) and Monsanto (0.00%).  Also in negative territory were Jacobs Engineering (4.04%), Valero (3.65%) and Hercules Offshore (0.00%).

We continue to be in the optimistic camp regarding both U.S. and global economic growth.  A recovery in the U.S. economy appears to be well underway, although job creation, usually a lagging indicator, continues to be weak.  Signs of an economic expansion in the U.S. include, among other things, two quarters of positive Gross Domestic Product growth, nine months worth of gains in leading indicators, the ISM Index consistently above 50 since mid-2009, a very steep yield curve and much narrower credit spreads.  Emerging markets continue to show robust growth.  It is likely that China will have real growth in the 8% - 10% range, even with the government's efforts to slow growth.  Growth in Europe appears to be lagging the U.S. and emerging markets, but should follow eventually.  A global economic recovery should be good for both energy and materials.

Finally, we don't expect the oil price to run away on the upside in the near term because the U.S. dollar should stay strong thanks largely to a weak Euro. Oil has tended to move inversely to the U.S. dollar in recent quarters.  The price of natural gas could stay depressed in the U.S. because of growing supplies.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/10.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

ENERGY & BASIC MATERIALS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Smith International, Inc.	5.3%
Apache Corp.	4.3%
Anadarko Petroleum Corp.	4.3%
Cliffs Natural Resources, Inc.	4.3%
El Paso Corp.	4.3%
Baker Hughes, Inc.	4.2%
Hess Corp.	4.2%
Jacobs Engineering Group, Inc.	4.0%
Louisiana Pacific Corp.	4.0%
Transocean Ltd.	3.9%

                                                                                                     *Based on total net assets as of February 28, 2010

                                                                              Excludes short-term investments.

Portfolio Composition*

The Lipper Natural Resources Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Natural Resources fund classification, as defined by Lipper.  Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by:

Loomis, Sayles & Co., L.P.

Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 – 2/28/10	One Year: 3/1/09 – 2/28/10	Five Year: 3/1/05 - 2/28/10*	Inception: 8/1/00 — 2/28/10*
Class A
With Sales Charge	-7.03%	45.11%	-8.00%	-1.75%
Without Sales Charge	-1.30%	53.92%	-6.90%	-1.14%
Class B
With Sales Charge	-6.33%	48.12%	-7.71%	-1.72%
Without Sales Charge	-1.40%	53.12%	-7.45%	-1.72%
Class C
With Sales Charge	-2.73%	51.57%	-7.51%	-1.76%
Without Sales Charge	-1.75%	52.57%	-7.51%	-1.76%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 4.57%, 4.96% and 5.17% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

During the six month period ended February 28, 2010, the Saratoga Financial Services Portfolio’s performance was impacted by keen stock selection in the Commercial Bank and Insurance sectors, partially offset by poor performance within Capital Markets.

PNC Bank (3.82%) performed well in the fall of 2009 due in part to positive comments from the company and better than expected earnings reports.  Shares of Berkshire Hathaway (3.80%) have been on a positive trajectory since late January when it was announced that the company would be added to the S&P 500 Index.  Ameriprise Financial (3.81%) has performed well since the company announced in late September that it would acquire Columbia Asset Management.

UBS (0.00%), Julius Baer (0.00%) and State Street (3.78%) were stocks that detracted from the Portfolio’s performance.  Shares of UBS and Julius Baer were sold in February after weaker than expected results signaled poor trends within Swiss private banking.  State Street underperformed due largely to a poor earnings report in October and the retirement of its CEO a few days later.  We continue to own shares of State Street, however, on the belief that the company should be able to grow core custody, processing and asset management fees faster than its peers.

At the beginning of 2010, we shifted the Portfolio’s holdings in order to try to be better positioned for a market rally.  To that end, we added market sensitive names such as T. Rowe Price (2.99%) and Jeffries (3.07%).  However, as the stock market remains volatile, the Portfolio continues to own high-quality defensive names such as Travelers (4.87%) and Goldman Sachs (4.33%).  We believe that news flow and data points are getting incrementally more positive, especially as it relates to commercial real estate and consumer credit.  We believe that the Portfolio is well positioned to capture upside from these trends.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/10.   The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

FINANCIAL SERVICES PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Prudential Financial, Inc.	5.0%
J.P. Morgan Chase & Co.	4.9%
Travelers Cos., Inc. (The)	4.9%
U.S. Bancorp	4.5%
Bank of America Corp.	4.5%
Morgan Stanley	4.4%
Goldman Sachs Group (The)	4.3%
Wells Fargo & Co.	4.3%
Franklin Resources, Inc.	4.0%
HSBC Holdings PLC	4.0%

                                                                                                      *Based on total net assets as of February 28, 2010

                                                                                Excludes short-term investments.

Portfolio Composition*

The Lipper Financial Services Funds Index is an equal, dollar-weighted Index of the 30 largest mutual funds within the Financial Services fund classification, as defined by Lipper.  The Index is adjusted for the reinvestment of capital gains and income dividends.  Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by:

Fox Asset Management LLC

Red Bank, New Jersey

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 — 2/28/10	One Year: 3/1/09 — 2/28/10	Five Year: 3/1/05 — 2/28/10*	Ten Year: 3/1/00 — 2/28/10*	Inception: 1/4/99 — 2/28/10*	Inception: 2/14/06 — 2/28/10*
Class A
With Sales Charge	-2.86%	2.70%	NA	NA	NA	2.60%
Without Sales Charge	3.07%	8.92%	NA	NA	NA	4.12%
Class B
With Sales Charge	-2.23%	3.28%	2.89%	4.13%	3.64%	NA
Without Sales Charge	2.77%	8.28%	3.24%	4.13%	3.64%	NA
Class C
With Sales Charge	1.77%	7.17%	3.22%	4.10%	3.64%	NA
Without Sales Charge	2.77%	8.17%	3.22%	4.10%	3.64%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 2.10%, 2.64% and 2.70% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

The last six month period ended February 28, 2010 lacked the extreme volatility seen in the fixed income markets during the prior few years.  Overall, the level of risk-free rates changed very little, the Federal Reserve Board continued to peg the official Federal Funds rate at near zero, and credit sensitive securities continued to improve and outperform.

The Saratoga Investment Quality Bond Portfolio performed well during the period.  The past few years have illustrated the value of the Saratoga Investment Quality Bond Portfolio’s investment approach; while the Portfolio maintained value during 2008 when the credit markets were unsettled and many other markets were falling, it continued to perform well when the credit markets improved as seen in this most recent period.

With regards to the current economic environment, we believe the path to recovery is in place and, although the pace of progress will likely be slower than what many are hoping for and what one would anticipate given the severity of the recession, it should be strong enough for corporate credits to continue to perform well.  Accordingly, we continue to manage the Portfolio with an overweight in corporate credit and an underweight in U.S. Treasuries.  In addition, a portion of the Treasury position is maintained in TIPS, which are Treasury Securities that are indexed to inflation.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INVESTMENT QUALITY BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Issuer	Net Assets
Federal Home Loan Mortgage, 5.125%, 10/18/2016	6.3%
Federal National Mortgage, 5.00%, 4/15/2015	5.5%
Federal National Mortgage, 4.125%, 4/15/2014	5.3%
AT&T, Inc., 5.30%, 11/15/10	4.3%
FPL Group Capital, Inc., 5.625%, 9/1/2011	3.8%
Caterpillar Financial Services Corp., 5.125%, 10/12/2011	3.8%
U.S. Treasury Notes - TIPS, 1.875%, 7/15/2013	3.7%
Federal National Mortgage, 2.250%, 2/24/2012	3.6%
Bank of America Corp., 5.75%, 12/1/2017	3.6%
BB&T Corp., 3.375%, 9/25/13	3.3%

                                                                                            *Based on total net assets as of  February 28, 2010

                                                                                             Excludes short-term investments.

Portfolio Composition*

The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years.  Indexes are not managed, and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by:

Fox Asset Management LLC

Red Bank, New Jersey

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 — 2/28/10	One Year: 3/1/09 — 2/28/10	Five Year: 3/1/05 — 2/28/10*	Ten Year: 3/1/00 — 2/28/10*	Inception: 1/4/99 — 2/28/10*	Inception: 2/14/06 — 2/28/10*
Class A
With Sales Charge	-3.74%	-1.61%	NA	NA	NA	-0.71%
Without Sales Charge	2.13%	4.35%	NA	NA	NA	0.75%
Class B
With Sales Charge	-1.94%	-0.10%	1.13%	3.19%	2.32%	NA
Without Sales Charge	3.06%	4.90%	1.49%	3.19%	2.32%	NA
Class C
With Sales Charge	0.72%	2.65%	1.22%	3.03%	2.16%	NA
Without Sales Charge	1.72%	3.65%	1.22%	3.03%	2.16%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 2.33%, 2.92% and 2.94% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

The Saratoga Municipal Bond Portfolio performed well during the six month period ended February 28, 2010.  The municipal bond market has recently been acting in a similar fashion to the taxable fixed income market:  fairly stable interest rates with the lower quality credits generally outperforming the higher quality credits, but punctuated with occasional, sporadic concerns about the fiscal situation of some high profile states.

The Saratoga Municipal Bond Portfolio continues to be conservatively positioned.  The tax revenues for many state and local governments are currently less robust given the improving but still sub par economic conditions seen throughout much of the country.  In particular, unemployment will likely remain persistently high, in our view.  Although we acknowledge that unemployment statistics are lagging indicators, we maintain that employers who were quick to trim their workforce will be reluctant to rehire with the same speed.  While the housing market seems to be stabilizing, some of this improvement stems from the various support programs provided by the government which are scheduled to expire soon.  This portends continued pressure on the fiscal situation of municipalities.

Offsetting the deteriorating fundamentals just mentioned is in our opinion the very supportive technical environment for tax-exempt bonds.  With the significant success of the Build-America-Bond program, which allows municipalities to issue bonds with some credit support from the Federal Government, the supply for tax-exempt bonds has been meaningfully reduced.

We think the longer-term fundamentals will prevail and accordingly, we remain cautious on municipal credits.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MUNICIPAL BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Issuer	Net Assets
Kirksville, MO R-III School District, 5.00%, 3/1/2020	5.5%
City of Anchorage, AK Schools, Series A, 5.00%, 10/1/2020	5.3%
Utah State Board Regents, Revenue, 5.25%, 12/1/2014	5.3%
Wilmington, NC Water & Sewer System, Revenue, 5.00%, 6/1/2023	5.2%
City of New York, NY, General Obligation, 5.00%, 8/1/2023, FSA	5.1%
Mercer County School District Finance Corp., School Building Revenue, 4.125%, 5/1/2023	4.9%
Texas State Water Assistance, Series A, 4.50%, 8/1/2022	4.9%
Philadelphia, PA, General Obligation, 4.90%, 9/15/2020, FSA	4.9%
Texas State University System, Revenue, 5.375%, 3/15/2017, FSA	4.8%
University of Maine System Revenue, 4.50%, 3/1/26	4.6%

                                                                                             *Based on total net assets as of February 28, 2010

                                                                                              Excludes short-term investments

Portfolio Composition*

The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by:

Reich & Tang Asset Management, LLC

New York, New York

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class A, B, C)
2/28/10	0.01%

Total Aggregate Return for the Period Ended February 28, 2010
	Six Months: 9/1/09 — 2/28/10	One Year: 3/1/09 — 2/28/10	Five Year: 3/1/05 — 2/28/10*	Ten Year: 3/1/00 — 2/28/10*	Inception: 1/4/99 — 2/28/10*	Inception: 2/14/06 — 2/28/10*
Class A
With Sales Charge	-5.66%	-5.65%	NA	NA	NA	-0.02%
Without Sales Charge	0.00%	0.01%	NA	NA	NA	1.43%
Class B
With Sales Charge	-5.00%	-4.99%	1.72%	1.75%	1.91%	NA
Without Sales Charge	0.00%	0.01%	2.09%	1.75%	1.91%	NA
Class C
With Sales Charge	-0.99%	-0.99%	2.09%	1.75%	1.91%	NA
Without Sales Charge	0.01%	0.01%	2.09%	1.75%	1.91%	NA

¹ The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*  Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2009 are 1.70%, 2.33% and 2.32% for the A, B and C Classes respectively.

PORTFOLIO ADVISOR COMMENTARY

The Portfolio was invested primarily in U.S. Government Agency notes as of February 28, 2010.  There continues to be a growing belief that we may be finally at or near the bottom of the current economic growth cycle and that it is only a matter of time until we begin the growth segment of a new cycle.  The Federal Open Market Committee (FOMC) commented at their most recent meeting that “economic activity has continued to pick up and that the deterioration in the labor market is abating.”  However, the FOMC also commented that consumer spending “remains constrained by a weak labor market, modest income growth, lower housing wealth, and tight credit” and future FOMC actions will “warrant exceptionally low levels of the federal funds rate for an extended period.”  In fact, the FOMC has begun discussions and limited testing of a few indirect methods of combating inflationary pressures other than directly adjusting the federal funds rate.  These methods include: reverse repurchase agreements with members of the Primary Dealer network, term-time deposits with banks, and direct bond sales from the FOMC’s balance sheet.  Ultimately, we believe that we tend to be in more of an economic holding pattern that is extremely sensitive to both positive and negative variables.  Time will be the final judge of success in regards to the various efforts made to correct one of the worst economic periods in our nation’s history.

Finally, as we have grown to expect from our current economic environment and as a direct result of recent market difficulties, the U.S. Securities and Exchange Commission (the “SEC”) has officially addressed its concerns regarding stability in the money market world.  The SEC has officially mandated amendments to Rule 2a-7 (money market fund rules) which aim to directly reduce credit and interest rate risk and increase transparency among money market mutual funds.  Safety and preservation of capital has always been our primary goal, therefore, we will continue to be cautious with any of our purchases to try to maintain liquidity and preserve capital in the Portfolio.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
February 28, 2010

Shares			Value
	COMMON STOCK - 92.3%
	ADVERTISING - 3.2%
15,000	Omnicom Group, Inc.		$ 549,300

	AEROSPACE/DEFENSE - 2.2%
5,900	Goodrich Corp.		387,217

	BANKS - 4.7%
27,200	Bank of America Corp.		453,152
2,300	Goldman Sachs Group, Inc. (The)		359,605
			812,757
	CHEMICALS - 3.1%
9,600	FMC Corp.		548,832

	COMPUTERS - 1.3%
6,000	DST Systems, Inc. *		230,580

	ENGINEERING & CONSTRUCTION - 3.5%
28,300	Chicago Bridge & Iron Co. NV *		613,827

	HEALTHCARE-PRODUCTS - 10.8%
9,800	Baxter International, Inc.		557,914
5,600	Becton Dickinson and Co.		436,072
7,200	Covidien PLC		353,664
12,500	Medtronic, Inc.		542,500
			1,890,150
	INSURANCE - 16.4%
8,600	Allstate Corp. (The)		268,750
23,500	Axis Capital Holdings Ltd.		739,075
17,700	MetLife, Inc.		644,103
13,750	Reinsurance Group of America, Inc.		653,537
10,700	Travelers Cos., Inc. (The)		562,713
			2,868,178
	OIL & GAS - 6.0%
7,800	Devon Energy Corp.		537,108
6,350	Transocean Ltd. *		506,857
			1,043,965
	OIL & GAS SERVICES - 15.5%
16,000	Baker Hughes, Inc.		766,720
18,600	Cameron International Corp. *		765,018
21,600	Halliburton Co.		651,240
8,600	Schlumberger Ltd.		525,460
			2,708,438
	PHARMACEUTICALS - 3.8%
12,200	Abbott Laboratories		662,216

	RETAIL - 5.2%
18,600	CVS Caremark Corp.		627,750
7,100	Darden Restaurants, Inc.		287,905
			915,655
	SOFTWARE - 9.3%
54,500	Activision Blizzard, Inc.		579,335
22,100	Intuit, Inc. *		715,156
11,400	Microsoft Corp.		326,724
			1,621,215
	TELECOMMUNICATIONS - 3.5%
34,400	Corning, Inc.		606,472

	TOYS/GAMES/HOBBIES - 3.8%
18,500	Hasbro, Inc.		661,930

	TOTAL COMMON STOCK (Cost - $13,851,042)		16,120,732

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
February 28, 2010

Shares			Value
	SHORT-TERM INVESTMENTS - 6.1%
1,066,781	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost - $1,066,781)		$ 1,066,781

	TOTAL INVESTMENTS - 98.4% (Cost - $14,917,821) (a)		$ 17,187,513

	OTHER ASSETS AND LIABILITIES - 1.6%		270,977

	TOTAL NET ASSETS - 100.0%		$ 17,458,490

	Percentages indicated are based on net assets of $17,458,490

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,401,636
		Unrealized depreciation:	(131,944)
		Net unrealized appreciation:	$ 2,269,692

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
February 28, 2010

Shares			Value
	COMMON STOCK - 99.7%
	AUTO MANUFACTURERS - 1.6%
34,239	Ford Motor Co. *		$ 401,966

	AUTO PARTS & EQUIPMENT - 3.0%
24,559	Johnson Controls, Inc.		763,785

	BANKS - 1.2%
1,994	Goldman Sachs Group, Inc. (The)		311,762

	BIOTECHNOLOGY - 2.1%
11,099	Gilead Sciences, Inc. *		528,423

	COAL - 2.7%
8,440	Walter Energy, Inc.		663,131

	COMMERCIAL SERVICES - 2.5%
7,371	Visa, Inc. - Cl. A		628,599

	COMPUTERS - 16.2%
9,449	Apple, Inc. *		1,933,454
18,551	Cognizant Technology Solutions Corp. - Cl. A *		892,860
40,931	EMC Corp. *		715,883
17,460	NetApp, Inc. *		523,975
			4,066,172
	COSMETICS/PERSONAL CARE - 3.4%
14,378	Estee Lauder Cos., Inc. (The)		864,549

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
14,173	American Express Co.		541,267

	HEALTHCARE-PRODUCTS - 4.2%
20,321	CareFusion Corp. *		512,902
1,554	Intuitive Surgical, Inc. *		539,456
			1,052,358
	INTERNET - 15.3%
8,456	Amazon.com, Inc. *		1,001,190
2,198	Google, Inc. - Cl. A *		1,157,906
7,424	priceline.com, Inc. *		1,683,466
			3,842,562
	MACHINERY-CONSTRUCTION & MINING - 2.0%
8,197	Bucyrus International, Inc. - Cl. A		512,804

	MACHINERY-DIVERSIFIED - 1.9%
8,466	Deere & Co.		485,102

	MEDIA - 2.5%
20,141	Discovery Communications, Inc. *		627,392

	METAL FABRICATE/HARDWARE - 1.6%
3,593	Precision Castparts Corp.		405,111

	OIL & GAS - 5.1%
10,982	Range Resources Corp.		555,799
17,126	Southwestern Energy Co. *		728,711
			1,284,510
	OIL & GAS SERVICES - 2.5%
11,219	FMC Technologies, Inc. *		630,171

	PHARMACEUTICALS - 3.0%
7,880	Express Scripts, Inc. *		756,559

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
February 28, 2010

Shares			Value
	RETAIL - 5.8%
15,940	Guess?, Inc.		$ 650,193
35,184	Starbucks Corp. *		806,066
			1,456,259
	SEMICONDUCTORS - 5.6%
24,792	Broadcom Corp.		776,485
9,378	Cree, Inc. *		636,110
			1,412,595
	SOFTWARE - 8.6%
38,526	Microsoft Corp.		1,104,155
15,616	Salesforce.com, Inc. *		1,061,107
			2,165,262
	TELECOMMUNICATIONS - 3.5%
35,893	Cisco Systems, Inc. *		873,277

	TRANSPORTATION - 3.2%
13,897	United Parcel Service, Inc. - Cl. B		816,310

	TOTAL COMMON STOCK (Cost - $21,319,981)		25,089,926

	SHORT-TERM INVESTMENTS - 1.9%
465,994	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost - $465,994)		465,994

	TOTAL INVESTMENTS - 101.6% (Cost - $21,785,975) (a)		$ 25,555,920

	OTHER ASSETS AND LIABILITIES - (1.6)%		(398,638)

	TOTAL NET ASSETS - 100.0%		$ 25,157,282

	Percentages indicated are based on net assets of $25,157,282

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 4,131,368
		Unrealized depreciation:	(361,423)
		Net unrealized appreciation:	$ 3,769,945

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2010

Shares			Value
	COMMON STOCK - 97.0%
	APPAREL - 1.3%
2,325	VF Corp.		$ 179,909

	AUTO PARTS & EQUIPMENT - 0.5%
3,425	Tenneco, Inc. *		69,048

	BANKS - 5.1%
11,800	Associated Banc-Corp		152,338
27,925	Fifth Third Bancorp		340,964
4375	Prosperity Bancshares, Inc.		183,006
			676,308
	CAPITAL MARKETS - 1.5%
11,250	TD Ameritrade Holding Corp. *		196,763

	CHEMICALS - 6.7%
2,750	Albemarle Corp.		103,097
10,200	Cabot Corp.		296,412
9,825	Celanese Corp.		306,442
3,175	FMC Corp.		181,515
			887,466
	COMMERCIAL SERVICES - 4.8%
5,975	Avery Dennison Corp.		188,810
5,125	H&R Block, Inc.		88,560
10,725	RR Donnelley & Sons Co.		213,320
3,525	Towers Watson & Co.		155,699
			646,389
	COMMUNICATIONS EQUIPMENT - 1.5%
6,500	NICE Systems Ltd. - ADR *		199,940

	COMPUTERS - 2.5%
16,850	Seagate Technology *		335,484

	DISTRIBUTION/WHOLESALE - 0.8%
3,800	WESCO International, Inc. *		109,782

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
15,125	Discover Financial Services		206,456
34,000	MF Global Holdings Ltd. * +		235,280
			441,736
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
10,675	GrafTech International Ltd. *		133,331
8,425	Molex, Inc.		172,291
			305,622
	ELECTRONICS - 1.6%
30,850	Flextronics International Ltd. *		214,716

	ENERGY EQUIPMENT - 2.4%
4,225	Dresser-Rand Group, Inc. *		130,595
9,425	Superior Energy Services, Inc. *		194,815
			325,410
	ENGINEERING & CONSTRUCTION - 0.6%
3,375	McDermott International, Inc. *		77,119

	ENTERTAINMENT - 2.0%
6,425	Bally Technologies, Inc. *		266,059

	FOOD - 1.8%
3,550	Ralcorp Holdings, Inc. *		237,176

	FOREST PRODUCTS & PAPER - 0.9%
2,850	Weyerhaeuser Co.		115,140

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2010

Shares			Value
	HEALTHCARE-PRODUCTS - 2.9%
1,250	Becton Dickinson and Co.		$ 97,337
5,100	Zimmer Holdings, Inc. *		292,383
			389,720
	HEALTHCARE-SERVICES - 1.8%
3,850	DaVita, Inc. *		237,198

	HOUSEHOLD PRODUCTS - 1.3%
2,950	Energizer Holdings, Inc. *		170,952

	HOUSEHOLD PRODUCTS/WARES - 1.7%
6,975	Jarden Corp.		223,618

	INSURANCE - 7.9%
3,550	ACE Ltd. *		177,465
6,000	Assured Guaranty Ltd.		126,600
3,175	Reinsurance Group of America, Inc.		150,908
7,725	Willis Group Holdings PLC		230,051
20,350	XL Capital Ltd.		371,795
			1,056,819
	INVESTMENT COMPANIES - 2.4%
26,950	Apollo Investment Corp.		314,237

	IT SERVICES - 1.7%
7,925	Amdocs Ltd. *		230,459

	LIFE SCIENCE TOOLS - 2.3%
925	Mettler-Toledo International, Inc. *		91,954
4,500	Thermo Fisher Scientific, Inc. *		219,465
			311,419
	MACHINERY - 0.5%
2,600	General Cable Corp. *		63,518

	MEDIA - 1.6%
5,925	Omnicom Group, Inc.		216,974

	MINING - 1.1%
10,400	Thompson Creek Metals Co., Inc. *		143,000

	MISCELLANEOUS MANUFACTURING - 2.8%
13,500	Actuant Corp.		244,485
2,075	SPX Corp.		123,442
			367,927
	OIL & GAS - 4.5%
9,825	Petrohawk Energy Corp. *		210,255
4,125	Range Resources Corp.		208,766
23,475	SandRidge Energy, Inc. * +		186,392
			605,413
	PACKAGING & CONTAINERS - 3.7%
12,575	Owens-Illinois, Inc. *		372,723
5,086	Pactiv Corp. *		125,929
			498,652
	REITS - 5.1%
11,125	Annaly Capital Management, Inc.		204,477
13,677	DiamondRock Hospitality Co. *		122,272
13,973	Host Hotels & Resorts, Inc. *		163,624
9,625	LaSalle Hotel Properties		186,821
			677,194
	RETAIL - 6.9%
3,750	Best Buy Co., Inc.		136,875
4,650	Darden Restaurants, Inc.		188,557
4,325	GameStop Corp. - Cl. A * +		74,390
5,450	Gymboree Corp. *		237,075
3,775	Phillips-Van Heusen Corp.		164,288
25,084	Wendy's/Arby's Group, Inc.		122,410
			923,595

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2010

Shares			Value
	SAVINGS & LOANS - 1.5%
6,350	New York Community Bancorp, Inc. +		$ 98,361
6,045	People's United Financial, Inc.		95,330
			193,691
	SEMICONDUCTORS - 0.9%
5,075	Skyworks Solutions, Inc. *		77,495
1,200	Varian Semiconductor Equipment Associates, Inc. *		36,096
			113,591
	SOFTWARE - 2.4%
22,500	Nuance Communications, Inc. *		323,775

	TELECOMMUNICATIONS - 3.4%
9175	CommScope, Inc. *		233,871
13,000	Syniverse Holdings, Inc. *		218,660
			452,531
	TRANSPORTATION - 1.0%
1,350	CSX Corp.		64,071
2,100	Kirby Corp. *		69,321
			133,392

	TOTAL COMMON STOCK (Cost - $11,614,370)		12,931,742

	SHORT-TERM INVESTMENTS - 2.8%
374,653	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost - $374,653)		374,653

Principal
	COLLATERAL FOR SECURITIES LOANED - 3.1%
$ 416,180	Bank of America Securities, Inc., Repurchase agreement to yield 0.11%, 3/1/10 with a maturity
	value of $416,184 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $416,180)		416,180

	TOTAL INVESTMENTS - 102.9% (Cost - $12,405,203) (a)		$ 13,722,575

	OTHER ASSETS AND LIABILITIES - (2.9)%		(391,106)

	TOTAL NET ASSETS - 100.0%		$ 13,331,469

	Percentages indicated are based on net assets of $13,331,469

	* Non-income producing securities.
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,794,845
		Unrealized depreciation:	(477,473)
		Net unrealized appreciation:	$ 1,317,372

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2010

Shares			Value
	COMMON STOCK - 95.4%
	APPAREL - 3.8%
6,100	Carter's, Inc. *		$ 174,826
3,700	Hanesbrands, Inc. *		95,941
			270,767
	AUTO PARTS & EQUIPMENT - 1.6%
3,000	BorgWarner, Inc. *		112,380

	BANKS - 8.8%
6,900	First Midwest Bancorp, Inc.		93,771
8,200	Glacier Bancorp, Inc.		118,900
13,000	National Penn Bancshares, Inc.		89,570
3,900	Prosperity Bancshares, Inc.		163,137
7,000	Trustmark Corp.		159,600
			624,978
	CHEMICALS - 2.1%
7,600	RPM International, Inc.		146,300

	COMMERCIAL SERVICES - 4.2%
3,200	MAXIMUS, Inc.		184,256
2,500	Towers Watson & Co.		110,425
			294,681
	COMPUTERS - 4.0%
32,500	Brocade Communications Systems, Inc. *		189,150
6,700	Netscout Systems, Inc. *		97,753
			286,903
	DISTRIBUTION/WHOLESALE - 2.1%
3,400	Owens & Minor, Inc.		151,810

	ELECTRIC - 5.2%
6,500	Cleco Corp.		164,060
5,000	Portland General Electric Co.		89,950
5,300	Westar Energy, Inc.		113,420
			367,430
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
3,300	General Cable Corp. *		80,619

	ENGINEERING & CONSTRUCTION - 3.7%
7,400	Chicago Bridge & Iron Co. NV *		160,506
5,100	Tutor Perini Corp. *		100,827
			261,333
	FOOD - 1.5%
2,500	TreeHouse Foods, Inc. *		107,575

	HAND/MACHINE TOOLS - 1.4%
2,100	Lincoln Electric Holdings, Inc.		100,170

	HEALTHCARE-PRODUCTS - 1.4%
2,500	West Pharmaceutical Services, Inc.		97,375

	HOUSEHOLD PRODUCTS/WARES - 1.8%
2,800	Tupperware Brands Corp.		130,844

	INSURANCE - 4.4%
2,200	Argo Group International Holdings Ltd.		61,226
5,000	Aspen Insurance Holdings Ltd.		141,300
5,900	Protective Life Corp.		108,324
			310,850
	MACHINERY-DIVERSIFIED - 6.1%
3,500	Gardner Denver, Inc.		152,635
2,500	Nordson Corp.		164,500
3,100	Wabtec Corp.		118,234
			435,369

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2010

Shares			Value
	MISCELLANEOUS MANUFACTURING - 11.8%
3,000	AO Smith Corp.		$ 135,900
4,000	Aptargroup, Inc.		154,120
7,300	Barnes Group, Inc.		117,238
5,200	Brink's Co. (The)		132,496
4,000	Crane Co.		126,680
2,800	Teleflex, Inc.		170,632
			837,066
	OIL & GAS - 1.7%
3,500	Comstock Resources, Inc. *		120,820

	OIL & GAS SERVICES - 3.6%
5,400	Exterran Holdings, Inc. *		122,850
3,100	Oil States International, Inc. *		133,362
			256,212
	REITS - 6.1%
2,900	Corporate Office Properties Trust SBI MD		106,807
7,800	Senior Housing Properties Trust		162,162
3,900	Tanger Factory Outlet Centers		162,513
			431,482
	RETAIL - 7.1%
2,300	BJ's Wholesale Club, Inc. *		83,191
1,100	Buckle, Inc. (The)		32,197
3,000	Childrens Place Retail Stores, Inc. (The) *		114,630
5,900	Dick's Sporting Goods, Inc. *		143,547
6,300	Jack in the Box, Inc. *		133,056
			506,621
	SAVINGS & LOANS - 5.9%
6,300	Astoria Financial Corp.		83,601
10,700	First Niagara Financial Group, Inc.		150,228
9,400	Washington Federal, Inc.		183,206
			417,035
	SOFTWARE - 1.7%
4,300	JDA Software Group, Inc. *		121,690

	TRANSPORTATION - 4.2%
1,900	Arkansas Best Corp.		49,856
3,200	Bristow Group, Inc. *		115,872
3,100	Genesee & Wyoming, Inc. *		98,735
1,200	Old Dominion Freight Line, Inc. *		36,888
			301,351

	TOTAL COMMON STOCK (Cost - $5,407,081)		6,771,661

	SHORT-TERM INVESTMENTS - 1.9%
133,475	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost - $133,475)		133,475

	TOTAL INVESTMENTS - 97.3% (Cost - $5,540,556) (a)		$ 6,905,136

	OTHER ASSETS AND LIABILITIES - 2.7%		190,466

	TOTAL NET ASSETS - 100.0%		$ 7,095,602

	Percentages indicated are based on net assets of $7,095,602

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,469,852
		Unrealized depreciation:	(105,272)
		Net unrealized appreciation:	$ 1,364,580

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
February 28, 2010

Shares			Value
	COMMON STOCK - 97.2%
	AGRICULTURE - 6.8%
3,900	British American Tobacco PLC		$ 132,546
130,000	China Green Holdings Ltd.		149,680
3,100	Philip Morris International, Inc. - ADR		151,838
			434,064
	APPAREL - 2.1%
45,500	Yue Yuen Industrial Holdings Ltd.		135,665

	BANKS - 8.0%
14,200	Bank of Cyprus Public Co. Ltd.		84,413
2,140	BNP Paribas - ADR		77,425
6,000	DBS Group Holdings Ltd.		59,703
1,870	DBS Group Holdings Ltd. - ADR		74,426
23,000	Mizuho Financial Group, Inc.		44,614
3,200	Standard Chartered PLC		76,268
1,600	Sumitomo Mitsui Financial Group, Inc.		51,380
13,480	Sumitomo Mitsui Financial Group, Inc. - ADR		43,540
			511,769
	BEVERAGES - 1.1%
383,000	Thai Beverage PCL		68,169

	BUILDING MATERIALS - 1.3%
3,500	CRH PLC - ADR		81,235

	CHEMICALS - 1.6%
1,740	K+S AG		105,843

	COMMERCIAL SERVICES - 5.4%
95,100	Hays PLC		151,288
214,000	Zhejiang Expressway Co. Ltd.		193,691
			344,979
	COMPUTERS - 1.6%
1,500	Wincor Nixdorf AG		101,610

	COSMETICS/PERSONAL CARE - 2.2%
6,500	Shiseido Co. Ltd.		144,027

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
2,250	ASX Ltd.		73,406

	ELECTRIC - 1.1%
800	RWE AG		67,974

	ENGINEERING & CONSTRUCTION - 3.6%
34,800	Carillion PLC		150,232
200	Raubex Group Ltd.		592
3,800	WorleyParsons Ltd.		83,621
			234,445
	ENTERTAINMENT - 4.9%
61,600	Ladbrokes PLC		137,084
3,600	OPAP SA		74,472
2,100	Sankyo Co. Ltd.		101,267
			312,823
	FOOD - 4.8%
2,800	Danone		164,044
1,400	Nutreco Holding NV		83,218
3,140	Tesco PLC - ADR		60,319
			307,581
	HOME BUILDERS - 1.2%
7,000	Daiwa House Industry Co. Ltd.		74,909

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2010

Shares			Value
	INSURANCE - 2.7%
3,640	AXA SA - ADR		$ 73,273
14,000	Sompo Japan Insurance, Inc.		96,823
			170,096
	INVESTMENT COMPANIES - 3.6%
2,270	Eurazeo		144,517
24,400	Man Group PLC		83,652
			228,169
	IRON/STEEL - 1.2%
25,600	OneSteel Ltd.		79,074

	LODGING - 1.6%
4,800	Kangwon Land, Inc.		68,268
290,000	NagaCorp Ltd.		32,133
			100,401
	MACHINERY-DIVERSIFIED - 4.9%
5,600	Fuji Machine Manufacturing Co. Ltd.		90,375
1,600	Pfeiffer Vacuum Technology AG		125,398
5,600	Tognum AG		96,369
			312,142
	MEDIA - 3.3%
26,000	Television Broadcasts Ltd.		118,660
3,800	Vivendi SA		95,897
			214,557
	MINING - 4.7%
6,800	Impala Platinum Holdings Ltd.		167,307
5,400	Vale SA - ADR		132,840
			300,147
	MISCELLANEOUS MANUFACTURING - 2.0%
9,000	Aalberts Industries NV		125,394

	OFFICE/BUSINESS EQUIPMENT - 3.6%
3,000	Canon, Inc.		124,447
1,300	Neopost SA		105,676
			230,123
	OIL & GAS - 5.6%
114,000	PetroChina Co. Ltd.		127,546
3,300	Royal Dutch Shell PLC		90,004
2,500	Total SA		139,721
			357,271
	PHARMACEUTICALS - 3.6%
38,400	China Shineway Pharmaceutical Group Ltd.		82,791
1,330	Roche Holding AG - ADR		55,474
2,600	Sanofi-Aventis SA - ADR		95,160
			233,425
	RETAIL - 3.2%
19,803	Esprit Holdings Ltd.		141,121
50,300	Game Group PLC		63,100
			204,221
	SEMICONDUCTORS - 2.3%
1,300	Rohm Co. Ltd.		88,582
5,800	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		56,550
			145,132
	TELECOMMUNICATIONS - 3.3%
5,340	Nokia OYJ - ADR		71,930
6,440	Vodafone Group PLC - ADR		140,199
			212,129
	TOYS/GAMES/HOBBIES - 2.1%
300	Nintendo Co. Ltd.		81,686
1,570	Nintendo Co. Ltd. - ADR		53,176
			134,862
	TRANSPORTATION - 1.5%
3,700	TNT NV		95,971

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2010

	WATER - 1.2%
3,600	Suez Environnement Co.		$ 79,450

	TOTAL COMMON STOCK (Cost - $6,479,004)		6,221,063

	SHORT-TERM INVESTMENTS - 0.6%
37,201	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost - $37,201)		37,201

	TOTAL INVESTMENTS - 97.7% (Cost - $6,516,205) (a)		$ 6,258,264

	OTHER ASSETS AND LIABILITIES - 2.3%		147,082

	TOTAL NET ASSETS - 100.0%		$ 6,405,346

	Percentages indicated are based on net assets of $6,405,346

	* Non-income producing securities.
	ADR - American Depositary Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 241,766
		Unrealized depreciation:	(499,707)
		Net unrealized depreciation:	$ (257,941)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
February 28, 2010

Shares			Value

	COMMON STOCK - 89.8%
	BIOTECHNOLOGY - 10.9%
16,200	Amgen, Inc. *		$ 917,082
12,800	Biogen Idec, Inc. *		704,128
5,100	Genzyme Corp. *		291,720
			1,912,930
	ELECTRONICS - 3.9%
11,400	Waters Corp. *		680,124

	HEALTHCARE-PRODUCTS - 10.5%
8,400	Affymetrix, Inc. *		61,404
31,300	Boston Scientific Corp. *		242,262
14,600	CareFusion Corp. *		368,504
8,300	Johnson & Johnson		522,900
8,900	Medtronic, Inc.		386,260
4,200	Techne Corp.		268,464
			1,849,794
	HEALTHCARE-SERVICES - 10.5%
15,800	Centene Corp. *		282,346
13,750	Molina Healthcare, Inc. *		293,975
24,500	UnitedHealth Group, Inc.		829,570
7,000	WellPoint, Inc. *		433,090
			1,838,981
	PHARMACEUTICALS - 54.0%
44,000	AmerisourceBergen Corp.		1,233,760
14,300	AstraZeneca PLC - ADR +		630,916
16,200	Cardinal Health, Inc.		550,314
23,806	Corcept Therapeutics, Inc. * +		66,657
16,500	Eli Lilly & Co.		566,610
17,200	GlaxoSmithKline PLC - ADR		638,808
38,000	King Pharmaceuticals, Inc. *		427,500
9,000	McKesson Corp.		532,350
7,200	Medicis Pharmaceutical Corp.		162,000
10,900	Novartis AG - ADR *		602,988
20,000	Par Pharmaceutical Cos, Inc. *		500,600
35,500	Pfizer, Inc.		623,025
34,726	PharMerica Corp. *		595,551
17,100	Sanofi-Aventis SA - ADR		625,860
12,300	Teva Pharmaceutical Industries Ltd. - ADR		738,123
24,500	Watson Pharmaceuticals, Inc. *		974,855
			9,469,917

	TOTAL COMMON STOCK (Cost - $14,787,729)		15,751,746

	SHORT-TERM INVESTMENTS - 2.3%
405,332	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost - $405,332)		405,332

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.5%
$ 440,343	Bank of America Securities, Inc., Repurchase agreement to yield 0.11%, 3/1/10 with a maturity
	value of $440,347 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $440,343)		440,343

	TOTAL INVESTMENTS - 94.6% (Cost - $15,633,404) (a)		$ 16,597,421

	OTHER ASSETS AND LIABILITIES - 5.4%		948,696

	TOTAL NET ASSETS - 100.0%		$ 17,546,117

	Percentages indicated are based on net assets of $17,546,117

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited) (Continued)
February 28, 2010

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,523,330
		Unrealized depreciation:	(1,559,313)
		Net unrealized appreciation:	$ 964,017

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
February 28, 2010

Shares			Value
	COMMON STOCK - 96.0%
	BIOTECHNOLOGY - 3.3%
4,570	Alexion Pharmaceuticals, Inc. *		$ 226,306
2,940	Life Technologies Corp. *		149,234
1,230	Millipore Corp. *		116,124
			491,664
	CHEMICALS - 2.3%
1,770	Monsanto Co.		125,051
4,140	Syngenta AG		214,907
			339,958
	COMMERCIAL SERVICES - 4.9%
700	Mastercard, Inc. - Cl. A		157,059
6,680	Visa, Inc. - Cl. A		569,670
			726,729
	COMPUTERS - 18.0%
3,790	Apple, Inc. *		775,510
4,140	Cognizant Technology Solutions Corp. - Cl. A *		199,258
43,170	EMC Corp/Massachusetts *		755,043
3,000	International Business Machines Corp.		381,480
8,162	NetApp, Inc. *		244,942
10,700	SanDisk Corp. *		311,691
			2,667,924
	ELECTRONICS - 1.2%
4,378	Amphenol Corp.		182,344

	HEALTHCARE-PRODUCTS - 1.3%
800	Edwards Lifesciences Corp. *		73,464
3,880	Thoratec Corp. *		111,938
			185,402
	INTERNET - 15.2%
2,540	Amazon.com, Inc. *		300,736
10,340	AsiaInfo Holdings, Inc. *		252,503
408	Baidu, Inc./China - ADR *		211,621
2,108	Ctrip.com International Ltd. - ADR *		80,589
2,620	Equinix, Inc. *		247,511
4,200	F5 Networks, Inc. *		234,360
539	Google, Inc. - Cl. A *		283,945
7,288	OpenTable, Inc. *		248,375
520	priceline.com, Inc. *		117,915
17,350	Symantec Corp. *		287,143
			2,264,698
	PHARMACEUTICALS - 2.0%
2,650	Abbott Laboratories		143,842
2,500	Teva Pharmaceutical Industries Ltd.		150,025
			293,867
	SEMICONDUCTORS - 9.7%
12,400	ARM Holdings PLC - ADR		115,196
6,300	ASML Holding NV		194,229
2,024	Cree, Inc. *		137,288
15,800	Cypress Semiconductor Corp. *		187,072
10,500	Lam Research Corp. *		356,055
5,400	Omnivision Technologies, Inc. *		78,462
10,990	Rovi Corp. *		368,165
			1,436,467
	SOFTWARE - 20.6%
11,467	ANSYS, Inc. *		502,943
4,107	athenahealth, Inc. *		151,302
4,000	BMC Software, Inc. *		147,360
9,631	Informatica Corp. *		245,783
17,748	Interactive Intelligence, Inc. *		349,636
5,479	Longtop Financial Technologies Ltd. - ADR *		181,903
6,600	NetSuite, Inc. *		81,576
26,260	Oracle Corp.		647,309

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
February 28, 2010

Shares			Value
	SOFTWARE - 20.6% (Continued)
7,800	Red Hat, Inc. *		$ 218,790
2,170	Salesforce.com, Inc. *		147,452
7,850	VMware, Inc. - Cl. A *		388,654
			3,062,708
	TELECOMMUNICATIONS - 17.5%
13,134	Acme Packet, Inc. *
7,770	American Tower Corp. *		218,944
16,880	Aruba Networks, Inc. *		331,468
12,400	Ciena Corp. *		228,116
27,180	Cisco Systems, Inc. *		147,702
2,410	Crown Castle International Corp. *		661,289
4,857	Harris Corp.		91,098
12,429	LogMeIn, Inc. *		219,634
4,290	SBA Communications Corp. - Cl. A *		233,168
10,900	Verizon Communications, Inc.		151,694
			315,337
			2,598,450

	TOTAL COMMON STOCK (Cost - $11,834,185)		14,250,211

	SHORT-TERM INVESTMENTS - 4.3%
635,934	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost - $635,934)		635,934

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.7%
$ 103,075	Bank of America Securities, Inc., Repurchase agreement to yield 0.11%, 3/1/10 with a maturity
	value of $103,076 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $103,075)		103,075

	TOTAL INVESTMENTS - 100.9% (Cost - $12,573,194) (a)		$ 14,989,220

	OTHER ASSETS AND LIABILITIES - (0.9)%		(137,742)

	TOTAL NET ASSETS - 100.0%		$ 14,851,478

	Percentages indicated are based on net assets of $14,851,478

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,583,997
		Unrealized depreciation:	(167,971)
		Net unrealized appreciation:	$ 2,416,026

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
February 28, 2010

Shares			Value
	COMMON STOCK - 98.1%
	BUILDING MATERIALS - 4.0%
30,912	Louisiana-Pacific Corp. *		$ 235,240

	CHEMICALS - 5.6%
2,480	Air Products & Chemicals, Inc.		170,078
5,509	Dow Chemical Co. (The)		155,960
			326,038
	COAL - 6.2%
3,258	Consol Energy, Inc.		164,073
4,644	Massey Energy Co.		200,017
			364,090
	ENGINEERING & CONSTRUCTION - 4.0%
6,085	Jacobs Engineering Group, Inc. *		236,098

	IRON/STEEL - 11.5%
5,728	ArcelorMittal		218,924
4,427	Cliffs Natural Resources, Inc.		249,683
6,670	Novolipetsk Steel OJSC *		206,103
			674,710
	MINING - 3.4%
2,638	Freeport-McMoRan Copper & Gold, Inc.		198,272

	OIL & GAS - 29.6%
3,573	Anadarko Petroleum Corp.		250,575
2,424	Apache Corp.		251,223
8,186	BG Group PLC		142,825
2,652	Devon Energy Corp.		182,617
4,125	Hess Corp.		242,550
7,853	Pride International, Inc. *		219,727
2,863	Transocean Ltd. *		228,525
12,168	Valero Energy Corp.		213,183
			1,731,225
	OIL & GAS SERVICES - 23.9%
5,172	Baker Hughes, Inc.		247,842
15,237	Key Energy Services, Inc. *		154,503
1,941	Lufkin Industries, Inc.		141,790
17,600	Petroleum Geo-Services ASA *		223,198
1,857	Schlumberger Ltd.		113,463
7,556	Smith International, Inc.		309,721
15,099	Tesco Corp. *		205,799
			1,396,316
	PACKAGING & CONTAINERS - 2.8%
5,482	Owens-Illinois, Inc. *		162,487

	PIPELINES - 4.3%
23,794	El Paso Corp.		249,123

	TRANSPORTATION - 2.8%
3,592	Tidewater, Inc.		160,096

	TOTAL COMMON STOCK (Cost - $4,551,351)		5,733,695

	SHORT-TERM INVESTMENTS - 1.7%
95,686	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost $95,686)		95,686

	TOTAL INVESTMENTS - 99.8% (Cost - $4,647,037) (a)		$ 5,829,381

	OTHER ASSETS AND LIABILITIES - 0.2%		14,862

	TOTAL NET ASSETS - 100.0%		$ 5,844,243

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
February 28, 2010

	Percentages indicated are based on net assets of $5,844,243

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,237,711
		Unrealized depreciation:	(55,367)
		Net unrealized appreciation:	$ 1,182,344

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
February 28, 2010

Shares			Value

	COMMON STOCK - 97.0%
	BANKS - 47.4%
2,245	Banco Santander Brasil SA		$ 26,567
3,652	Bank of America Corp.		60,842
913	Credit Suisse Group AG		40,652
378	Goldman Sachs Group, Inc. (The)		59,100
5,004	HSBC Holdings PLC		54,870
1,594	JPMorgan Chase & Co.		66,900
2,146	Morgan Stanley		60,474
970	PNC Financial Services Group, Inc.		52,147
2,249	Standard Chartered PLC		53,530
1,149	State Street Corp.		51,602
2,478	US Bancorp		60,984
2,149	Wells Fargo & Co.		58,754
			646,422
	COMMERCIAL SERVICES - 5.6%
198	Mastercard, Inc. - Cl. A		44,425
380	Visa, Inc. - Cl. A		32,406
			76,831
	DIVERSIFIED FINANCIAL SERVICES - 26.3%
671	Affiliated Managers Group, Inc. *		47,728
845	American Express Co.		32,271
1,300	Ameriprise Financial, Inc.		52,039
180	BlackRock, Inc. - Cl. A		39,384
542	Franklin Resources, Inc.		55,132
2,511	Invesco Ltd.		49,216
1,678	Jefferies Group, Inc.		41,883
804	T Rowe Price Group, Inc.		40,755
			358,408
	INSURANCE - 15.7%
648	Berkshire Hathaway, Inc. - Cl. B *		51,924
1,303	Prudential Financial, Inc.		68,290
1,263	Travelers Cos, Inc. (The)		66,421
1,339	Unum Group		27,865
			214,500
	REITS - 2.0%
454	Alexandria Real Estate Equities, Inc.		27,976

	TOTAL COMMON STOCK (Cost - $1,171,757)		1,324,137

	SHORT-TERM INVESTMENTS - 1.5%
20,531	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost - $20,531)		20,531

	TOTAL INVESTMENTS - 98.5% (Cost - $1,192,288) (a)		$ 1,344,668

	OTHER ASSETS AND LIABILITIES - 1.5%		20,165

	TOTAL NET ASSETS - 100.0%		$ 1,364,833

	Percentages indicated are based on net assets of $1,364,833

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 181,597
		Unrealized depreciation:	(29,217)
		Net unrealized appreciation:	$ 152,380

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
February 28, 2010

Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 30.9%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.0%
$ 239,171	5.375%, 8/15/11	$ 245,813
800,000	5.125%, 10/18/16	889,264
		1,135,077
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.5%
700,000	4.125%, 4/15/14	755,468
700,000	5.000%, 4/15/15	779,583
500,000	2.250%, 2/24/12	508,205
		2,043,256
	U.S. TREASURY NOTES - 4.7%
100,000	4.500%, 11/15/15 +	110,504
240,000	3.000%, 9/30/16 +	240,816
315,000	3.625%, 8/15/19 +	315,972
		667,292
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 3.7%
415,000	1.875%, 7/15/13 +	518,998

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $4,955,223)	4,364,623

	CORPORATE BONDS AND NOTES - 66.8%
	AEROSPACE/DEFENSE - 1.5%
200,000	United Technologies Corp., 7.125%, 11/15/10	209,432

	BANKS - 11.7%
500,000	Bank of America Corp., 5.75%, 12/1/17	506,280
460,000	BB&T Corp., 3.375%, 9/25/13	471,546
390,000	Citigroup, Inc., 5.10%, 9/29/11	404,559
250,000	Morgan Stanley., 5.625%, 1/9/12	266,280
		1,648,665
	CHEMICALS - 2.4%
300,000	Monsanto Co., 7.375%, 8/15/12	340,737

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5%
200,000	Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	206,502

	DIVERSIFIED FINANCIAL SERVICES - 14.0%
300,000	Boeing Capital Corp., 5.00%, 8/15/10	306,060
500,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	532,165
294,000	General Electric Capital Corp., 5.625%, 5/1/18	302,147
325,000	General Electric Capital Corp., 6.00%, 6/15/12	351,926
200,000	John Deere Capital Corp., 5.40%, 4/7/10	200,980
200,000	Merrill Lynch & Co., Inc. 5.77%, 7/25/11	211,812
65,000	National Rural Utilities Cooperative Finance Corp., 4.35%, 11/15/11	68,007
		1,973,097
	ELECTRIC - 10.1%
200,000	DPL, Inc., 6.875%, 9/1/11	215,516
510,000	FPL Group Capital, Inc., 5.625%, 9/1/11	541,722
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12	217,504
400,000	Southern California Edison Co., 5.75%, 3/15/14	450,556
		1,425,298
	HEALTHCARE-PRODUCTS - 2.3%
300,000	Hospira, Inc., 5.90%, 6/15/14	330,030

	INSURANCE - 5.9%
170,000	Protective Life Corp., 7.375%, 10/15/19	178,702
300,000	Prudential Financial, Inc., 6.00%, 12/1/17	319,080
320,000	WR Berkley Corp., 5.60%, 5/15/15	333,555
		831,337
	MACHINERY-CONSTRUCTION & MINING - 0.7%
100,000	Caterpillar, Inc., 6.55%, 5/1/11	106,598

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2010

Principal		Value
	OIL & GAS - 8.6%
$ 300,000	Conoco Funding Co., 6.35%, 10/15/11	$ 324,843
200,000	Devon OEI Operating, Inc., 7.25%, 10/1/11	218,722
210,000	Smith International, Inc., 9.75%, 3/15/19	284,924
100,000	Southern California Gas Co., 5.50%, 3/15/14	110,773
220,000	Weatherford International, Ltd., 9.625%, 3/1/19	279,334
		1,218,596
	PIPELINES - 3.1%
400,000	Consolidated Natural Gas Co., 6.25%, 11/1/11	432,104

	TELECOMMUNICATIONS - 5.0%
587,000	AT&T, Inc., 5.30%, 11/15/10	606,888
100,000	Verizon Communications, Inc., 5.35%, 2/15/11	104,555
		711,443

	TOTAL CORPORATE BONDS AND NOTES (Cost - $8,852,316)	9,433,839
Shares
	SHORT-TERM INVESTMENTS - 0.7%
92,870	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost - $92,870)	92,870
Principal
	COLLATERAL FOR SECURITIES LOANED - 12.2%
$ 1,729,500	Morgan Stanley & Co., Repurchase agreement to yield 0.11%, 3/1/10 with a maturity
	value of $1,729,516 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $1,729,500)	1,729,500

	TOTAL INVESTMENTS - 110.6% (Cost - $14,735,524) (a)	$ 15,620,832

	OTHER ASSETS AND LIABILITIES - (10.6)%	(1,497,583)

	TOTAL NET ASSETS - 100.0%	$ 14,123,249

	Percentages indicated are based on net assets of $14,123,249

	* Non-income producing securities.
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 889,140
	Unrealized depreciation:	(3,832)
	Net unrealized appreciation:	$ 885,308

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
February 28, 2010

Principal		Value
	MUNICIPAL BONDS - 96.9%
	ALASKA - 5.4%
	Education - 5.4%
$ 150,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20	$ 165,763

	CALIFORNIA - 12.9%
	Education - 4.5%
125,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	140,031
	General Obligation - 7.1%
100,000	Grossmont-Cuyamaca, CA Community College District, Series B, 5.00%, 8/1/23	117,795
100,000	State of California, Variable Purpose, 5.00%, 3/1/21	103,405
		221,200
	Housing - 1.3%
40,000	State Housing Financing Agency Revenue, Series A, Class I, 5.30%, 8/1/18, FHA	40,030
		401,261
	CONNECTICUT - 3.3%
	General Obligation - 3.3%
100,000	Wilton, CT, 2.00%, 2/1/15	101,581

	COLORADO - 3.4%
	Public Facilities - 3.4%
100,000	Denver, CO City & County Excise Tax Revenue, 5.50%, 9/1/17, FSA	105,034

	DISTRICT OF COLUMBIA - 3.1%
	Public Facilities - 3.1%
100,000	Washington D.C. Convention Center Authority, Series A, 4.50%, 10/1/30, AMBAC	96,267

	FLORIDA - 2.8%
	Education - 2.8%
75,000	Florida State Board of Education, 5.00%, 1/1/18	86,897

	IOWA - 3.1%
	Education - 3.1%
100,000	University of Iowa Revenue, 3.50%, 7/1/22	97,361

	KENTUCKY - 4.9%
	Education - 4.9%
150,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23	153,026

	MAINE - 4.6%
	Education - 4.6%
140,000	University of Maine System Revenue, 4.50%, 3/1/26	143,427

	MISSOURI - 5.5%
	Education - 5.5%
150,000	Kirksville R-III School District, 5.00%, 3/1/20	171,401

	NEW JERSEY - 3.9%
	Housing - 3.9%
125,000	New Jersey Economic Development Authority, 5.35%, 2/1/38, MBIA	120,020

	NEW YORK - 5.1%
	General Obligation - 5.1%
150,000	City of New York, 5.00%, 8/1/23, FSA	158,781

	NORTH CAROLINA - 8.6%
	General Obligation - 3.4%
100,000	Mecklenburg County, Series B, 4.50%, 2/1/18	106,830
	Water/Sewer - 5.2%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	160,066
		266,896

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2010

Principal		Value
	OHIO - 3.3%
	Education - 3.3%
$ 100,000	Marysville Exempt Village School District, 4.375%, 12/1/29, MBIA	$ 100,827

	PENNSYLVANIA - 4.9%
	General Obligation - 4.9%
150,000	Philadelphia, 4.90%, 9/15/20, FSA	151,503

	SOUTH DAKOTA - 3.8%
	General Obligation - 3.8%
100,000	Heartland Consumers Power District Electric, Revenue, 6.00%, 1/1/17, FSA	117,419

	TEXAS - 9.8%
	Education - 4.9%
150,000	State University System Revenue, 5.375%, 3/15/17, FSA	150,243
	Water/Sewer - 4.9%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22	151,652
		301,895
	UTAH - 5.3%
	Education - 5.3%
150,000	State Board Regents Revenue, 5.25%, 12/1/14, AMBAC	163,797

	WISCONSIN - 3.2%
	Health/Hospital - 3.2%
200,000	State Health & Educational Facilities Authority, Revenue, 5.25%, 8/15/19, AMBAC	100,033

	TOTAL MUNICIPAL BONDS (Cost - $2,967,911)	3,003,189
Shares
	SHORT-TERM INVESTMENTS - 5.3%
164,317	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/10
	(Cost - $164,317)	164,317

	TOTAL INVESTMENTS - 102.2% (Cost - $3,132,228) (a)	$ 3,167,506

	OTHER ASSETS AND LIABILITIES - (2.2)%	(67,027)

	TOTAL NET ASSETS - 100.0%	$ 3,100,479

	Percentages indicated are based on net assets of $3,100,479

AMBAC	Insured by AMBAC Indemnity Corporation
FHA	Federal Housing Administration
FSA	Insured by Federal Security Assurance
MBIA	Insured by Municipal Bond Insurance Association

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 50,909
	Unrealized depreciation:	(15,631)
	Net unrealized appreciation:	$ 35,278

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
February 28, 2010

Principal		Value
	U.S. GOVERNMENT AGENCIES - 80.4%
	FEDERAL HOME LOAN BANK DISCOUNT NOTES - 22.8%
$ 2,000,000	To Yield 0.080%, 3/12/10	$ 1,999,951
1,000,000	To Yield 0.120%, 3/17/10	999,947
2,280,000	To Yield 0.110%, 4/16/10	2,279,679
		5,279,577

	FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES - 31.3%
1,734,000	To Yield 0.080%, 3/2/10	1,733,996
500,000	To Yield 0.150%, 3/8/10	499,986
1,700,000	To Yield 0.150%, 3/22/10	1,699,851
1,845,000	To Yield 0.100%, 3/22/10	1,844,892
1,477,000	To Yield 0.120%, 4/27/10	1,476,719
		7,255,444

	FEDERAL NATIONAL MORTGAGE DISCOUNT NOTES - 26.3%
4,075,000	To Yield 0.150%, 3/10/10	4,074,847
2,000,000	To Yield 0.085%, 4/19/10	1,999,769
		6,074,616

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $18,609,637)	18,609,637

	REPURCHASE AGREEMENT - 19.4%
4,487,000	Bank of America, 0.10%, due 3/1/10 with a full maturity value of $4,487,037
	(Fully collateralized by U.S. government agencies and obligations)
	(Cost - $4,487,000)	4,487,000

	TOTAL INVESTMENTS - 99.8% (Cost - $23,096,637) (a)	$ 23,096,637

	OTHER ASSETS AND LIABILITIES - 0.2%	53,066

	TOTAL NET ASSETS - 100.0%	$ 23,149,703

	Percentages indicated are based on net assets of $23,149,703

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2010 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International	Health &
	Value	Growth	Capitalization	Capitalization	Equity	Biotechnology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on
loaned securities) (Note 5)	$ 14,917,821	$ 21,785,975	$ 12,405,203	$ 5,540,556	$ 6,516,205	$ 15,633,404
Investments, at value (including collateral on
loaned securities) (Note 5)	$ 17,187,513	$ 25,555,920	$ 13,722,575	$ 6,905,136	$ 6,258,264	$ 16,597,421
Cash	-	-	-	-	1,481	-
Receivable for securities sold	289,372	-	15,741	257,282	158,635	1,280,400
Receivable for fund shares sold	32,347	48,545	31,407	7,933	13,170	8,754
Interest and dividends receivable	17,110	15,987	6,625	6,703	22,025	89,486
Prepaid expenses and other assets	17,367	24,090	23,025	21,999	22,422	33,460
Total Assets	17,543,709	25,644,542	13,799,373	7,199,053	6,475,997	18,009,521

Liabilities:
Securities lending collateral	-	-	416,180	-	-	440,343
Payable for securities purchased	-	404,722	20,641	54,544	41,500	-
Payable for fund shares redeemed	46,564	35,814	4,024	32,294	22,175	28
Payable to manager	8,597	12,235	7,537	3,464	3,705	16,824
Custody fees payable	5,305	3,075	11,133	4,183	1,509	1,871
Administration fees payable	1,927	-	-	1,117	159	1,289
Compliance officer fees payable	1,536	2,863	2,075	929	655	1,828
Payable for distribution (12b-1) fees	-	3,071	773	226	287	-
Accrued expenses and other liabilities	21,290	25,480	5,541	6,694	661	1,221
Total Liabilities	85,219	487,260	467,904	103,451	70,651	463,404

Net Assets	$ 17,458,490	$ 25,157,282	$ 13,331,469	$ 7,095,602	$ 6,405,346	$ 17,546,117

Net Assets:
Par value of shares of beneficial interest	$ 15,321	$ 18,377	$ 16,258	$ 9,957	$ 6,464	$ 11,248
Paid in capital	31,417,360	38,738,581	15,930,041	7,243,450	11,520,829	108,599,575
Undistributed net investment income (loss)	(228)	(126,359)	(38,532)	(1,413)	(1,189)	(106,632)
Accumulated net realized gain
(loss) on investments	(16,243,655)	(17,243,262)	(3,893,670)	(1,520,972)	(4,862,817)	(91,923,571)
Net unrealized appreciation
(depreciation) on investments	2,269,692	3,769,945	1,317,372	1,364,580	(257,941)	965,497
Net Assets	$ 17,458,490	$ 25,157,282	$ 13,331,469	$ 7,095,602	$ 6,405,346	$ 17,546,117

Net Asset Value Per Share
Class I
Net Assets	$ 16,649,202	$ 23,917,369	$ 10,601,168	$ 6,740,987	$ 6,120,190	$ 8,993,009
Shares of beneficial interest outstanding	1,452,626	1,738,568	1,282,186	928,959	614,431	564,369
Net asset value/offering price (a)	$ 11.46	$ 13.76	$ 8.27	$ 7.26	$ 9.96	$ 15.93

Class A
Net Assets	$ 52,393	$ 68,240	$ 2,383,274	$ 6,876	$ 19,501	$ 6,169,799
Shares of beneficial interest outstanding	4,615	5,034	300,195	964	1,953	397,380
Net asset value (a)	$ 11.35	$ 13.56	$ 7.94	$ 7.13	$ 9.99	$ 15.53
Offering price per share	$ 12.04	$ 14.39	$ 8.42	$ 7.56	$ 10.60	$ 16.47
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 91,012	$ 52,773	$ 52,093	$ 25,430	$ 12,545	$ 411,299
Shares of beneficial interest outstanding	8,795	4,277	6,989	4,503	1,352	28,326
Net asset value/offering price (b)	$ 10.35	$ 12.34	$ 7.45	$ 5.65	$ 9.28	$ 14.52

Class C
Net Assets	$ 665,883	$ 1,118,900	$ 294,934	$ 322,309	$ 253,110	$ 1,972,010
Shares of beneficial interest outstanding	64,406	90,489	39,677	56,705	27,533	135,296
Net asset value/offering price (b)	$ 10.34	$ 12.36	$ 7.43	$ 5.68	$ 9.19	$ 14.58

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

February 28, 2010 (Unaudited)

				Investment		U.S.
	Technology &	Energy & Basic	Financial	Quality	Municipal	Government
	Communications	Materials	Services	Bond	Bond	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on
loaned securities) (Note 6)	$ 12,573,194	$ 4,647,037	$ 1,192,288	$ 14,735,524	$ 3,132,228	$ 23,096,637
Investments, at value (including collateral on
loaned securities) (Note 6)	$ 14,989,220	$ 5,829,381	$ 1,344,668	$ 15,620,832	$ 3,167,506	$ 23,096,637
Cash	-	-	-	-	-	655
Receivable for securities sold	341,533	-	-	-	-	-
Receivable for fund shares sold	8,888	4,022	4,089	14,761	167	24,241
Interest and dividends receivable	2,666	3,140	833	213,783	37,490	38
Receivable from manager	-	-	-	-	-	15,113
Prepaid expenses and other assets	66,626	21,976	17,778	23,924	18,207	41,713
Total Assets	15,408,933	5,858,519	1,367,368	15,873,300	3,223,370	23,178,397

Liabilities:
Securities lending collateral	103,075	-	-	1,729,500	-	-
Payable for securities purchased	400,866	-	-	-	102,868	-
Payable for fund shares redeemed	32,287	370	11	1,386	15,047	4,277
Payable to manager	13,902	5,494	191	5,935	682	-
Payable for distribution (12b-1) fees	5,783	844	67	-	175	-
Compliance officer fees payable	559	1,869	1,097	538	-	1,980
Custody fees payable	-	1,920	1,057	1,869	616	1,251
Dividends payable	-	-	-	313	286	1
Accrued expenses and other liabilities	983	3,779	112	10,510	3,217	21,185
Total Liabilities	557,455	14,276	2,535	1,750,051	122,891	28,694

Net Assets	$ 14,851,478	$ 5,844,243	$ 1,364,833	$ 14,123,249	$ 3,100,479	$ 23,149,703

Net Assets:
Par value of shares of beneficial interest	$ 16,088	$ 4,642	$ 2,186	$ 13,631	$ 3,173	$ 231,378
Paid in capital	36,144,882	7,554,333	2,600,653	13,255,321	3,102,357	22,919,076
Undistributed net investment income (loss)	(166,775)	(626,818)	(15,812)	-	-	-
Accumulated net realized gain
(loss) on investments and options written	(23,558,743)	(2,270,292)	(1,374,582)	(31,011)	(40,329)	(751)
Net unrealized appreciation
(depreciation) on investments and options	2,416,026	1,182,378	152,388	885,308	35,278	-
Net Assets	$ 14,851,478	$ 5,844,243	$ 1,364,833	$ 14,123,249	$ 3,100,479	$ 23,149,703

Net Asset Value Per Share
Class I
Net Assets	$ 7,333,508	$ 3,299,124	$ 1,054,200	$ 13,437,942	$ 2,673,437	$ 22,656,941
Shares of beneficial interest outstanding	778,001	253,468	167,656	1,301,338	272,840	22,666,477
Net asset value/offering price (a)	$ 9.43	$ 13.02	$ 6.29	$ 10.33	$ 9.80	$ 1.00

Class A
Net Assets	$ 6,712,858	$ 2,197,405	$ 275,405	$ 65,014	$ 62,741	$ 94,689
Shares of beneficial interest outstanding	733,222	178,417	45,313	6,289	6,399	94,694
Net asset value (a)	$ 9.16	$ 12.32	$ 6.08	$ 10.34	$ 9.81	$ 1.00
Offering price per share	$ 9.72	$ 13.07	$ 6.45	$ 10.97	$ 10.41	$ 1.00
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 273,576	$ 131,827	$ 4,478	$ 21,611	$ 2,316	$ 46,910
Shares of beneficial interest outstanding	32,568	12,286	793	2,090	233	46,827
Net asset value/offering price (b)	$ 8.40	$ 10.73	$ 5.65	$ 10.34	$ 9.96	$ 1.00

Class C
Net Assets	$ 531,536	$ 215,887	$ 30,750	$ 598,682	$ 361,985	$ 351,163
Shares of beneficial interest outstanding	62,495	20,265	5,458	57,893	36,849	350,681
Net asset value/offering price (b)	$ 8.51	$ 10.65	$ 5.63	$ 10.34	$ 9.82	$ 1.00

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2010 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International	Health &
	Value	Growth	Capitalization	Capitalization	Equity	Biotechnology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 28	$ 11	$ 10	$ 72	$ 13	$ 24
Dividend income	129,586	68,887	102,365	61,888	69,028	108,103
Securities lending income	133	395	350	110	-	-
Other income	10,482	3,948	629	-	2,463	1,238
Less: Foreign withholding taxes	-	-	(1)	-	(3,498)	(862)
Total Investment Income	140,229	73,241	103,353	62,070	68,006	108,503

Operating Expenses:
Management fees	56,817	78,843	48,242	23,716	25,256	104,028
Distribution (12b-1) fees:
Class A Shares	94	132	4,710	12	36	11,046
Class B Shares	438	261	317	122	65	2,224
Class C Shares	3,515	5,660	1,427	1,660	1,426	9,930
Administration fees	45,253	64,359	35,634	20,331	22,031	43,993
Professional fees	13,665	15,960	11,494	3,940	5,465	14,026
Printing and postage expense	6,960	9,142	4,890	2,939	3,406	7,676
Compliance officer fees	4,060	5,332	2,851	1,715	557	3,761
Trustees' fees	3,770	4,951	2,649	1,591	946	3,492
Registration fees	3,678	7,357	8,583	6,131	6,131	7,357
Custodian fees	981	5,886	19,862	4,169	3,395	5,872
Miscellaneous expenses	1,226	1,717	1,226	981	481	1,730
Total Operating Expenses	140,457	199,600	141,885	67,307	69,195	215,135
Less: Expenses waived and / or
reimbursed	-	-	-	-	-	-
Net Operating Expenses	140,457	199,600	141,885	67,307	69,195	215,135

Net Investment Income (Loss)	(228)	(126,359)	(38,532)	(5,237)	(1,189)	(106,632)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(318,407)	2,272,514	94,664	880,867	(332,918)	105,652
Foreign currency transactions	-	-	-	-	57,167	-
Net realized gain (loss)	(318,407)	2,272,514	94,664	880,867	(275,751)	105,652

Net change in unrealized appreciation
(depreciation) from Investments
and Foreign currency transactions	2,107,919	525,875	807,449	171,947	648,981	1,846,218
Net Realized and Unrealized
Gain (Loss) on Investments	1,789,512	2,798,389	902,113	1,052,814	373,230	1,951,870

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 1,789,284	$ 2,672,030	$ 863,581	$ 1,047,577	$ 372,041	$ 1,845,238

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended February 28, 2010 (Unaudited)

				Investment		U.S.
	Technology &	Energy &	Financial	Quality	Municipal	Government
	Communications	Basic Materials	Services	Bond	Bond	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 42	$ 16	$ 6	$ 336,619	$ 60,203	$ 18,372
Dividend income	24,031	27,029	8,726	-	-	-
Securities lending income	1,329	-	-	196	-	-
Other income	2,528	13	53	-	-	-
Less: Foreign withholding taxes	-	(1,119)	(120)	-	-	-
Total Investment Income	27,930	25,939	8,665	336,815	60,203	18,372

Operating Expenses:
Management fees	87,107	36,763	9,867	39,920	8,160	59,051
Distribution (12b-1) fees:
Class A Shares	12,340	4,401	603	116	92	170
Class B Shares	1,566	684	24	108	14	236
Class C Shares	2,461	931	148	3,112	1,823	1,859
Administration fees	38,972	16,627	5,427	42,267	9,732	59,564
Custodian fees	14,712	5,885	4,905	3,224	1,191	8,183
Professional fees	11,485	4,246	926	14,288	2,612	2,286
Printing and postage expense	9,091	2,669	1,330	5,886	1,200	10,976
Registration fees	7,357	7,357	4,905	7,439	7,439	13,637
Compliance officer fees	3,381	1,271	347	3,929	823	6,402
Trustees' fees	3,290	1,180	322	3,187	898	6,690
Treasury insurance expense	-	-	-	-	-	1,518
Miscellaneous expenses	2,943	736	1,226	1,611	744	1,736
Total Operating Expenses	194,705	82,750	30,030	125,087	34,728	172,308
Less: Expenses waived and / or
reimbursed	-	-	(5,553)	-	(4,617)	(155,180)
Net Operating Expenses	194,705	82,750	24,477	125,087	30,111	17,128

Net Investment Income (Loss)	(166,775)	(56,811)	(15,812)	211,728	30,092	1,244

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	2,822,507	(14,683)	(84,027)	184,500	(7,498)	-
Foreign currency transactions	12	217	(41,621)	-	-	-
Net realized gain (loss)	2,822,519	(14,466)	(125,648)	184,500	(7,498)	-

Net change in unrealized appreciation
(depreciation) from Investments
and Foreign currency transactions	(399,275)	1,192,928	100,820	75,112	46,228	-
Net Realized and Unrealized
Gain (Loss) on Investments	2,423,244	1,178,462	(24,828)	259,612	38,730	-

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 2,256,469	$ 1,121,651	$ (40,640)	$ 471,340	$ 68,822	$ 1,244

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009
Operations:
Net investment income (loss)	$ (228)	$ (48,808)	$ (126,359)	$ (256,317)	$ (38,532)	$ (71,028)
Net realized gain (loss) on investments	(318,407)	(4,895,365)	2,272,514	(9,641,169)	94,664	(3,489,917)
Net change in unrealized appreciation
(depreciation) on investments	2,107,919	538,331	525,875	(188,575)	807,449	536,601
Net increase (decrease) in net assets
resulting from operations	1,789,284	(4,405,842)	2,672,030	(10,086,061)	863,581	(3,024,344)

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Net Investment Income:
Class I	-	(354,282)	-	(62,832)	-	-
Class A	-	(1,034)	-	(127)	-	-
Class B	-	(3,517)	-	-	-	-
Class C	-	(16,274)	-	(41)	-	-
Total Dividends and Distributions
to Shareholders	-	(375,107)	-	(63,000)	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	1,451,822	2,044,261	3,579,568	3,401,909	1,667,819	1,620,384
Class A	3,139	91,835	6,144	120,856	43,633	48,007
Class B	-	-	-	-	-	4,163
Class C	57,116	74,297	39,420	78,004	19,730	40,221
Reinvestment of dividends
and distributions
Class I	-	347,418	-	61,413	-	-
Class A	-	977	-	114	-	-
Class B	-	3,516	-	-	-	-
Class C	-	16,188	-	41	-	-
Cost of shares redeemed
Class I	(3,054,272)	(3,371,878)	(3,919,143)	(5,465,678)	(1,346,036)	(2,666,225)
Class A	-	(71,760)	(7,064)	(94,326)	(141,250)	(139,433)
Class B	(50,833)	(82,561)	(48,385)	(26,900)	(69,277)	(201,318)
Class C	(208,089)	(130,044)	(202,939)	(211,725)	(55,675)	(117,337)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(1,801,117)	(1,077,751)	(552,399)	(2,136,292)	118,944	(1,411,538)

Total Increase (Decrease) in Net Assets	(11,833)	(5,858,700)	2,119,631	(12,285,353)	982,525	(4,435,882)

Net Assets:
Beginning of year	17,470,323	23,329,023	23,037,651	35,323,004	12,348,944	16,784,826
End of year*	$ 17,458,490	$ 17,470,323	$ 25,157,282	$ 23,037,651	$ 13,331,469	$ 12,348,944
* Includes undistributed net investment
income (loss) at end of year	$ (228)	$ -	$ (126,359)	$ -	$ (38,532)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009
Operations:
Net investment income (loss)	$ (5,237)	$ (468)	$ (1,189)	$ 97,239	$ (106,632)	$ (216,703)
Net realized gain (loss) on investments
and foreign currency transactions	880,867	(2,311,843)	(275,751)	(2,389,575)	105,652	(894,995)
Net change in unrealized appreciation
(depreciation) on investments	171,947	(459,393)	648,981	296,996	1,846,218	287,362
Net increase (decrease) in net assets
resulting from operations	1,047,577	(2,771,704)	372,041	(1,995,340)	1,845,238	(824,336)

Distributions to Shareholders:
Net Realized Gains:
Class I	-	(1,013,474)	-	-	-	-
Class A	-	(2,648)	-	-	-	-
Class B	-	(9,467)	-	-	-	-
Class C	-	(51,776)	-	-	-	-
Net Investment Income:
Class I	-	(4,002)	(91,603)	(118,258)	-	-
Class A	-	-	(199)	(168)	-	-
Class B	-	-	-	(587)	-	-
Class C	-	-	(1,665)	(5,988)	-	-
Total Dividends and Distributions
to Shareholders	-	(1,081,367)	(93,467)	(125,001)	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	409,967	1,965,668	612,608	861,710	557,424	2,367,388
Class A	648	20,153	2,106	7,358	681,376	55,342
Class B	-	704	-	-	-	-
Class C	15,354	59,617	11,377	11,181	13,632	19,236
Reinvestment of dividends
and distributions
Class I	-	944,244	90,050	116,209	-	-
Class A	-	2,648	199	168	-	-
Class B	-	9,467	-	587	-	-
Class C	-	47,288	1,452	5,402	-	-
Cost of shares redeemed
Class I	(1,643,251)	(3,383,679)	(1,258,463)	(1,480,656)	(1,030,852)	(1,933,481)
Class A	-	(16,633)	(400)	(40,103)	(415,155)	(1,101,467)
Class B	(29,587)	(29,973)	(18,368)	(9,153)	(142,985)	(1,699,800)
Class C	(73,034)	(57,659)	(61,779)	(103,502)	(236,924)	(318,235)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(1,319,903)	(438,155)	(621,218)	(630,799)	(573,484)	(2,611,017)

Total Increase (Decrease) in Net Assets	(272,326)	(4,291,226)	(342,644)	(2,751,140)	1,271,754	(3,435,353)

Net Assets:
Beginning of year	7,367,928	11,659,154	6,747,990	9,499,130	16,274,363	19,709,716
End of year*	$ 7,095,602	$ 7,367,928	$ 6,405,346	$ 6,747,990	$ 17,546,117	$ 16,274,363
* Includes undistributed net investment
income (loss) at end of year	$ (1,413)	$ 3,824	$ (1,189)	$ 93,467	$ (106,632)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009
Operations:
Net investment income (loss)	$ (166,775)	$ (287,145)	$ (56,811)	$ (70,476)	$ (15,812)	$ (9,083)
Net realized gain (loss) on investments
and foreign currency transactions	2,822,519	(2,555,990)	(14,466)	(2,815,158)	(125,648)	(1,011,477)
Net change in unrealized appreciation
(depreciation) on investments	(399,275)	553,877	1,192,928	(871,288)	100,820	362,872
Net increase (decrease) in net assets
resulting from operations	2,256,469	(2,289,258)	1,121,651	(3,756,922)	(40,640)	(657,688)

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	-	(793,992)	-	-
Class A	-	-	-	(746,941)	-	-
Class B	-	-	-	(209,405)	-	-
Class C	-	-	-	(33,263)	-	-
Net Investment Income:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	-	-	(1,783,601)	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	668,398	1,181,701	281,399	1,132,975	464,357	347,520
Class A	458,491	101,015	56,207	119,685	221	1,369
Class B	-	-	-	37,174	-	-
Class C	42,722	21,385	32,940	74,375	4,171	2,832
Reinvestment of dividends
and distributions
Class I	-	-	-	776,862	-	-
Class A	-	-	-	671,829	-	-
Class B	-	-	-	201,778	-	-
Class C	-	-	-	33,264	-	-
Cost of shares redeemed
Class I	(978,028)	(1,080,773)	(716,810)	(602,631)	(496,821)	(300,449)
Class A	(473,391)	(826,137)	(300,614)	(1,184,915)	(67,879)	(241,127)
Class B	(116,738)	(447,126)	(52,825)	(654,213)	(6,416)	(117,863)
Class C	(49,718)	(65,126)	(22,614)	(20,303)	(7,239)	(11,629)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(448,264)	(1,115,061)	(722,317)	585,880	(109,606)	(319,347)

Total Increase (Decrease) in Net Assets	1,808,205	(3,404,319)	399,334	(4,954,643)	(150,246)	(977,035)

Net Assets:
Beginning of year	13,043,273	16,447,592	5,444,909	10,399,552	1,515,079	2,492,114
End of year*	$ 14,851,478	$ 13,043,273	$ 5,844,243	$ 5,444,909	$ 1,364,833	$ 1,515,079
* Includes undistributed net investment
income (loss) at end of year	$ (166,775)	$ -	$ (56,811)	$ -	$ (15,812)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009
Operations:
Net investment income (loss)	$ 211,728	$ 406,390	$ 30,092	$ 77,854	$ 1,244	$ 24,626
Net realized gain (loss) on investments	184,500	(156,933)	(7,498)	(32,831)	-	-
Net change in unrealized appreciation
(depreciation) on investments	75,112	549,239	46,228	(3,039)	-	-
Net increase (decrease) in net assets
resulting from operations	471,340	798,696	68,822	41,984	1,244	24,626

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	-	(27,387)	-	-
Class A	-	-	-	(466)	-	-
Class B	-	-	-	(583)	-	-
Class C	-	-	-	(3,645)	-	-
Net Investment Income:
Class I	(204,663)	(397,250)	(27,532)	(72,715)	(1,219)	(28,960)
Class A	(746)	(1,407)	(407)	(762)	(4)	(53)
Class B	(212)	(786)	(16)	(846)	(2)	(126)
Class C	(6,107)	(11,946)	(2,137)	(5,531)	(19)	(478)
Total Dividends and Distributions
to Shareholders	(211,728)	(411,389)	(30,092)	(111,935)	(1,244)	(29,617)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	1,448,205	3,673,570	471,672	1,124,161	7,356,580	19,999,514
Class A	35,414	38,257	18,060	40,103	12,598	111,006
Class B	-	358	-	2,213	-	-
Class C	10,372	120,037	3,331	76,664	6,958	283,836
Reinvestment of dividends
and distributions
Class I	202,685	389,923	26,234	96,134	1,210	28,807
Class A	568	1,088	19	1,204	3	25
Class B	211	791	15	1,429	2	121
Class C	5,994	11,615	2,137	9,176	19	477
Cost of shares redeemed
Class I	(2,595,473)	(3,646,741)	(369,567)	(1,711,855)	(11,528,052)	(19,797,679)
Class A	(26,085)	(38,124)	-	-	(24)	(73,192)
Class B	(609)	(47,335)	(55,088)	(1)	(59,236)	(15,063)
Class C	(120,375)	(124,572)	(63,141)	(7,442)	(127,675)	(244,097)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(1,039,093)	378,867	33,672	(368,214)	(4,337,617)	293,755

Total Increase (Decrease) in Net Assets	(779,481)	766,174	72,402	(438,165)	(4,337,617)	288,764

Net Assets:
Beginning of year	14,902,730	14,136,556	3,028,077	3,466,242	27,487,320	27,198,556
End of year*	$ 14,123,249	$ 14,902,730	$ 3,100,479	$ 3,028,077	$ 23,149,703	$ 27,487,320
* Includes undistributed net investment
income (loss) at end of year	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2010 (Unaudited)(Continued)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust commenced investment operations on September 2, 1994.  The Trust consists of twelve portfolios: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio and the U.S. Government Money Market Portfolio (collectively, the “Portfolios”).  Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager. Each of the Portfolios is provided with the discretionary advisory services of an investment adviser identified, retained, supervised and compensated by the Manager.  The following serve as advisers (the “Advisers”) to their respective Portfolio(s): DePrince, Race & Zollo, Inc. serves as Adviser to International Equity; Loomis, Sayles & Co., L.P. serves as Adviser to Energy & Basic Materials, Financial Services and Large Capitalization Growth; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Fox Asset Management, LLC serves as Adviser to Small Capitalization, Municipal Bond and Investment Quality Bond; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology; Columbus Circle Investors serves as Adviser to Technology & Communications; M.D. Sass Investors Services, Inc. serves as Adviser to Large Capitalization Value; and Reich & Tang Asset Management LLC serves as Adviser to U.S. Government Money Market.  Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.   Northern Lights Distributors, LLC (the “Distributor”) is the Trust’s Distributor, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

    The Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio and the Financial Services Portfolio are non-diversified portfolios.   The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio and the U.S. Government Money Market Portfolio are diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital

     Currently, each Portfolio offers Class A, Class B, Class C and Class I shares (the Trust has suspended sales of Class B shares with certain exceptions).   Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolios, excluding the U.S. Government Money Market Portfolio, charge a 2% fee on the value of shares that are redeemed within 30 days of purchase.   Such fees are paid directly to the Portfolio from which the redemption is made.  Please see the Trust’s prospectus for additional details.

     The following is a summary of significant accounting policies consistently followed by each Portfolio:

(a) Valuation of Investments

     Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value.   Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.   The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2010 (Unaudited)(Continued)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	16,120,732	-	-	16,120,732
Money Market Funds	1,066,781	-	-	1,066,781
Collateral for Securities Loaned	-	-	-	-
Total	17,187,513	-	-	17,187,513

Large Capitalization Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	25,089,926	-	-	25,089,926
Money Market Funds	465,994	-	-	465,994
Collateral for Securities Loaned	-	-	-	-
Total	25,555,920	-	-	25,555,920

Mid Capitalization

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	12,931,742	-	-	12,931,742
Money Market Funds	374,653	-	-	374,653
Collateral for Securities Loaned	416,180	-	-	416,180
Total	13,722,575	-	-	13,722,575

Small Capitalization

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	6,771,661	-	-	6,771,661
Money Market Funds	133,475	-	-	133,475
Total	6,905,136	-	-	6,905,136

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	6,221,063	-	-	6,221,063
Money Market Funds	37,201	-	-	37,201
Total	6,258,264	-	-	6,258,264

Health & Biotechnology

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	15,751,746	-	-	15,751,746
Money Market Funds	405,332	-	-	405,332
Collateral for Securities Loaned	440,343	-	-	440,343
Total	16,597,421	-	-	16,597,421

Technology & Communications

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	14,220,097	-	-	14,220,097
Money Market Funds	635,934	-	-	635,934
Collateral for Securities Loaned	103,075	-	-	103,075
Total	14,959,106	-	-	14,959,106

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2010 (Unaudited)(Continued)

The following tables summarize the inputs used as of February 28, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Energy & Basic Materials

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,733,695	-	-	5,733,695
Money Market Funds	95,686	-	-	95,686
Total	5,829,381	-	-	5,829,381

Financial Services

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	1,324,137	-	-	1,324,137
Money Market Funds	20,531	-	-	20,531
Total	1,344,668	-	-	1,344,668

Investment Quality Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	13,798,462	-	13,798,462
Money Market Funds	92,870	-	-	92,870
Collateral for Securities Loaned	1,729,500	-	-	1,729,500
Total	1,822,370	13,798,462	-	15,620,832

Municipal Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	3,003,189	-	3,003,189
Money Market Funds	164,317	-	-	164,317
Total	164,317	3,003,189	-	3,167,506

U.S. Government Money Market

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	18,609,637	-	18,609,637
Money Market Funds	-	-	-	-
Repurchase Agreement	-	4,487,000	-	4,487,000
Total	-	23,096,637	-	23,096,637

The Portfolios did not hold any Level 3 securities during the period.

(b) Federal Income Tax

     It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders.  Therefore, no federal income tax provision is required.

     Capital loss carry forwards, as of each Portfolio’s most recent tax year-end, available to offset future capital gains, if any, are as follows:

Assets	2010	2011	2012	2014	2015	2016	2017	Total
Large Capitalization Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 1,199,975,900	$ 1,199,975,900
Large Capitalization Growth	-	9,654,252	-	-	-	-	4,861,482	14,515,734
Mid Capitalization	-	-	-	-	-	-	2,109,887	2,109,887
Small Capitalization	-	-	-	-	-	-	1,302,816	1,302,816
International Equity	-	2,172,690	-	-	-	-	405,567	2,578,257
Health & Biotechnology	45,692,720	43,129,921	-	677,231	-	-	-	89,499,872
Technology & Communications	22,516,089	771,148	-	-	-	-	1,136,075	24,423,312
Energy & Basic Materials	-	-	-	-	-	-	1,453,560	1,453,560
Financial Services	-	-	-	-	-	-	691,022	691,022
Investment Quality Bond	-	-	-	-	48,048	10,703	63,590	122,341
Municipal Bond	-	-	-	-	-	-	-	-
U.S. Government Money Market	-	-	751	-	-	-	-	751

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2006-2008 returns and expected to be taken in the Portfolios’ 2009 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Portfolios identify its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Portfolios make significant investments.  The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2010, the Portfolios did not incur any interest or penalties.

      (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2010 (Unaudited)(Continued)

(d) Dividends and Distributions

     The following table summarizes each Portfolio’s dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communications	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Daily – paid monthly	Annually
Municipal Bond	Daily – paid monthly	Annually
U.S. Government Money Market	Daily – paid monthly	Annually

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

(e) Allocation of Expenses

     Expenses specifically attributable to a particular Portfolio are borne by that Portfolio.  Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

     (f) Repurchase Agreements

     The Trust, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price.  The Manager is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price.  In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds toward satisfaction of the obligation.

(g) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.   Actual results could differ from those estimates.

     The accounting records are maintained in U.S. dollars.   All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded.    In addition, certain of the Portfolios may enter into forward foreign currency contracts.

These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.   Realized gains or losses are recognized when contracts are settled.

2.

MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio's average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; and 0.475% for U.S. Government Money Market.

     For the six months ended February 28, 2010, the Manager waived $5,553 for Financial Services, $4,617 for Municipal Bond, and $152,914 for U.S. Government Money Market.

(b) Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected were $49,039 for the six months ended February 28, 2010.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2010 (Unaudited)(Continued)

In addition, certain affiliates of GFS provide ancillary services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”)(formerly Fund Compliance Services, LLC), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended February 28, 2010, the Trust incurred expenses of $34,429 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Printing services prices vary according to available discounts.  For the six months ended February 28, 2010, the Trust paid GemCom $65,226 for EDGAR and printing services performed.

Certain officers of GFS and NLCS are also officers of the Trust.

     (c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A, B and C shares of the Portfolios.  The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares.   A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager or other entities for providing support services.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.    The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.   For the six months ended February 28, 2010, the Distributor waived $2,266 in fees for the U.S. Government Money Market Portfolio.

    Class A shares are offered at net asset value plus a maximum sales load of 5.75%.   Class B shares are offered subject to a maximum contingent deferred sales charge (“CDSC”) of 5.00% and will automatically convert to Class I shares after eight years.   Class C shares are offered subject to a CDSC of 1.00% and, prior to January 1, 2003, had been subject to a maximum sales load of 1.00%.   Class I shares are offered at net asset value.

     For the six months ended February 28, 2010, the Distributor, Northern Lights Distributors, LLC (“NLD”) received sales charges on sales of the Portfolios’ Class A shares.   In addition, CDSCs were paid to the Manager for Class C shares.   The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges	CDSC's
	Class A	Class C
Large Capitalization Value	$ -	$ 241
Large Capitalization Growth	-	63
Mid Capitalization	2	41
Small Capitalization	-	9
International Equity	-	18
Health & Biotechnology	11	11
Technology & Communications	12	11
Energy & Basic Materials	-	4
Financial Services	-	4
Investment Quality Bond	-	300
Municipal Bond	-	16
U.S. Government Money Market	-	106

(d) The Trust and the Manager have entered into an Excess Expense Agreement (the “Expense Agreement”).  In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”).  The annual expense caps in effect at February 28, 2010 for each portfolio were:  3.00%, 3.60%, 3.60% and 2.60% for Class A, B, C and I shares respectively, of Large Capitalization Value, Large Capitalization Growth,  Mid Capitalization, and Small Capitalization; 3.30%, 3.90%, 3.90% and 2.90% for Class A, B, C and I shares, respectively, of International Equity; 2.30%, 2.90%, 2.90% and 1.90% for Class A, B, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75%, 2.75% and 1.75% for Class A, B, C and I shares respectively, of U.S. Government Money Market; 3.40%, 4.00%, 4.00% and 3.00% for Class A, B, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services.  Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement for up to three years from the date the fee or expense was incurred.   No reimbursement will be made if it would result in the portfolio exceeding its Expense Cap.   The Expense Agreement may be terminated by either party, without penalty, upon receipt of 60 days prior notice.

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement under which, certain portfolio expenses could be paid by such broker or rebates could be given to each participating Portfolio.   For the six months ended February 28, 2010, the amount received by the participating Portfolios under this arrangement was as follows: Large Capitalization Value, $7,670; Large Capitalization Growth, $3,267; Mid Capitalization, $599; International Equity, $2,463; Health & Biotechnology, $1,184; Technology & Communications, $2,528; Energy & Basic Materials, $13; and Financial Services, $47.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2010 (Unaudited)(Continued)

3.

INVESTMENT TRANSACTIONS

     (a) For the six months ended February 28, 2010, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$ 6,735,533	$ 9,791,271
Large Capitalization Growth	19,780,308	20,400,418
Mid Capitalization	4,624,642	4,926,151
Small Capitalization	1,224,170	2,703,031
International Equity	7,111,706	7,831,862
Health & Biotechnology	924,333	3,200,366
Technology & Communications	19,397,624	20,178,664
Energy & Basic Materials	1,766,114	2,437,520
Financial Services	706,145	830,447
Investment Quality Bond	1,537,182	2,338,144
Municipal Bond	319,824	216,362

      (b) Certain Portfolios may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

      Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily.  When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid.  When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

      Certain Portfolios may write covered call options.  This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

      When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received.  When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

      The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

      The Portfolios may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2010 (Unaudited)(Continued)

4.

AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share.  For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2010	August 31, 2009	February 28, 2010	August 31, 2009
Large Capitalization Value
Issued	131,462	230,431	275	11,574
Redeemed	(275,693)	(370,890)	-	(8,890)
Reinvested from Dividends	-	44,252	-	125
Net Increase (Decrease) in Shares	(144,231)	(96,207)	275	2,809
Large Capitalization Growth
Issued	257,732	309,222	451	10,590
Redeemed	(285,993)	(478,291)	(495)	(8,200)
Reinvested from Dividends	-	6,123	-	12
Net Increase (Decrease) in Shares	(28,261)	(162,946)	(44)	2,402
Mid Capitalization
Issued	204,574	246,157	5,562	7,930
Redeemed	(163,751)	(401,306)	(17,996)	(22,678)
Reinvested from Dividends	-	-	-	-
Net Increase (Decrease) in Shares	40,823	(155,149)	(12,434)	(14,748)
Small Capitalization
Issued	59,946	296,417	92	3,278
Redeemed	(237,301)	(593,532)	-	(3,103)
Reinvested from Dividends	-	175,510	-	499
Net Increase (Decrease) in Shares	(177,355)	(121,605)	92	674
International Equity
Issued	60,103	105,735	209	881
Redeemed	(122,574)	(178,302)	(39)	(5,089)
Reinvested from Dividends	8,802	15,191	19	22
Net Increase (Decrease) in Shares	(53,669)	(57,376)	189	(4,186)
Health & Biotechnology
Issued	36,669	195,045	43,871	4,759
Redeemed	(67,533)	(170,357)	(27,795)	(92,752)
Reinvested from Dividends	-	-	-	-
Net Increase (Decrease) in Shares	(30,864)	24,688	16,076	(87,993)
Technology & Communications
Issued	73,917	172,120	51,447	14,957
Redeemed	(108,551)	(164,917)	(53,875)	(128,755)
Reinvested from Dividends	-	-	-	-
Net Increase (Decrease) in Shares	(34,634)	7,203	(2,428)	(113,798)
Energy & Basic Materials
Issued	22,635	106,315	4,524	13,235
Redeemed	(57,365)	(54,483)	(25,198)	(86,701)
Reinvested from Dividends	-	94,165	-	85,692
Net Increase (Decrease) in Shares	(34,730)	145,997	(20,674)	12,226
Financial Services
Issued	70,743	61,288	34	275
Redeemed	(79,804)	(53,508)	(10,853)	(40,386)
Reinvested from Dividends	-	-	-	-
Net Increase (Decrease) in Shares	(9,061)	7,780	(10,819)	(40,111)
Investment Quality Bond
Issued	141,017	375,709	3,447	3,914
Redeemed	(252,522)	(370,978)	(2,543)	(3,836)
Reinvested from Dividends	19,708	39,619	55	111
Net Increase (Decrease) in Shares	(91,797)	44,350	959	189
Municipal Bond
Issued	48,659	120,433	1,849	4,345
Redeemed	(37,946)	(179,928)	-	-
Reinvested from Dividends	2,688	10,199	2	128
Net Increase (Decrease) in Shares	13,401	(49,296)	1,851	4,473
U.S. Government Money Market
Issued	7,347,478	19,999,514	12,598	111,006
Redeemed	(11,527,319)	(19,797,680)	(24)	(73,192)
Reinvested from Dividends	1,210	28,806	3	24
Net Increase (Decrease) in Shares	(4,178,631)	230,640	12,577	37,838

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2010 (Unaudited)(Continued)

	Class B Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2010	August 31, 2009	February 28, 2010	August 31, 2009
Large Capitalization Value
Issued	-	-	5,733	9,329
Redeemed	(5,518)	(10,221)	(20,810)	(16,379)
Reinvested from Dividends	-	490	-	2,261
Net Increase (Decrease) in Shares	(5,518)	(9,731)	(15,077)	(4,789)
Large Capitalization Growth
Issued	-	-	3,206	7,859
Redeemed	(4,464)	(2,639)	(17,110)	(20,873)
Reinvested from Dividends	-	-	-	4
Net Increase (Decrease) in Shares	(4,464)	(2,639)	(13,904)	(13,010)
Mid Capitalization
Issued	-	774	2,638	7,140
Redeemed	(9,938)	(30,763)	(7,575)	(20,202)
Reinvested from Dividends	-	-	-	-
Net Increase (Decrease) in Shares	(9,938)	(29,989)	(4,937)	(13,062)
Small Capitalization
Issued	-	155	2,766	11,201
Redeemed	(6,086)	(6,031)	(13,400)	(12,370)
Reinvested from Dividends	-	2,233	-	11,101
Net Increase (Decrease) in Shares	(6,086)	(3,643)	(10,634)	9,932
International Equity
Issued	-	-	1,201	1,456
Redeemed	(2,115)	(1,300)	(6,680)	(14,011)
Reinvested from Dividends	-	82	154	763
Net Increase (Decrease) in Shares	(2,115)	(1,218)	(5,325)	(11,792)
Health & Biotechnology
Issued	-	-	967	1,832
Redeemed	(10,475)	(150,409)	(16,626)	(29,170)
Reinvested from Dividends	-	-	-	-
Net Increase (Decrease) in Shares	(10,475)	(150,409)	(15,659)	(27,338)
Technology & Communications
Issued	-	-	5,183	3,790
Redeemed	(14,823)	(74,223)	(6,108)	(10,810)
Reinvested from Dividends	-	-	-	-
Net Increase (Decrease) in Shares	(14,823)	(74,223)	(925)	(7,020)
Energy & Basic Materials
Issued	-	1,766	3,121	8,941
Redeemed	(5,629)	(64,579)	(2,334)	(1,597)
Reinvested from Dividends	-	29,328	-	4,871
Net Increase (Decrease) in Shares	(5,629)	(33,485)	787	12,215
Financial Services
Issued	-	-	708	551
Redeemed	(1,167)	(20,730)	(1,278)	(2,293)
Reinvested from Dividends	-	-	-	-
Net Increase (Decrease) in Shares	(1,167)	(20,730)	(570)	(1,742)
Investment Quality Bond
Issued	-	36	1,007	12,143
Redeemed	(59)	(4,868)	(11,749)	(12,632)
Reinvested from Dividends	20	81	582	1,179
Net Increase (Decrease) in Shares	(39)	(4,751)	(10,160)	690
Municipal Bond
Issued	-	230	342	7,986
Redeemed	(5,667)	-	(6,404)	(772)
Reinvested from Dividends	2	151	218	974
Net Increase (Decrease) in Shares	(5,665)	381	(5,844)	8,188
U.S. Government Money Market
Issued	-	-	6,958	283,836
Redeemed	(59,236)	(15,063)	(127,675)	(244,097)
Reinvested from Dividends	2	121	19	478
Net Increase (Decrease) in Shares	(59,234)	(14,942)	(120,698)	40,217

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2010 (Unaudited)(Continued)

5.   SECURITIES LENDING

     Under an agreement with the Bank of New York Co., Inc. (“BONY”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees.    Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures.   A portion of the income generated by the investment in the collateral, net of any rebates paid by BONY to the borrowers, is remitted to BONY as lending agent, and the remainder is paid to the Portfolios.   Generally, in the event of a counter-party default, each Portfolio has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Portfolio in the event such Portfolio is delayed or prevented from exercising its right to dispose of the collateral.

    At February 28, 2010 the following portfolios loaned securities and received cash collateral for the loan.  This cash was invested in a Bank of America Securities, Inc. Repurchase Agreement with a maturity of March 1, 2010.

	Market Value of	Market Value
Portfolio	Loaned Securities	of Collateral
Mid Capitalization	398,445	416,181
Health & Biotechnology	428,528	440,342
Technology & Communications	101,029	103,075
Investment Quality Bond	2,237,437	2,281,303

  At February 28, 2010, the percentage of total investment income derived from the investment of cash collateral retained by the lending agent, BONY, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Value	0.09%
Large Capitalization Growth	0.54%
Mid Capitalization	0.34%
Small Capitalization	0.18%
Technology & Communications	4.76%
Investment Quality Bond	0.06%

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

    The tax character of dividends paid during the period ended August 31, 2009 was as follows:

			Long Term
Portfolio	Ordinary Income	Tax Exempt Income	Capital Gains	Total
Large Capitalization Value	$ 375,107	$ -	$ -	$ 375,107
Large Capitalization Growth	63,000	-	-	63,000
Mid Capitalization	-	-	-	-
Small Capitalization	4,002	-	1,077,365	1,081,367
International Equity	125,001	-	-	125,001
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	-	-
Energy & Basic Materials	570,007	-	1,213,594	1,783,601
Financial Services	-	-	-	-
Investment Quality Bond	411,389	-	-	411,389
Municipal Bond	3,132	76,722	32,081	111,935
U.S. Government Money Market	29,617	-	-	29,617

    The tax character of dividends paid during the period ended August 31, 2008 was as follows:

			Long Term
Portfolio	Ordinary Income	Tax Exempt Income	Capital Gains	Total
Large Capitalization Value	$ 275,002	$ -	$ 4,333,466	$ 4,608,468
Large Capitalization Growth	-	-	-	-
Mid Capitalization	870,218	-	442,234	1,312,452
Small Capitalization	409,281	-	2,822,746	3,232,027
International Equity	137,001	-	-	137,001
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	-	-
Energy & Basic Materials	-	-	4,173,278	4,173,278
Financial Services	6,301	-	245,377	251,678
Investment Quality Bond	528,212	-	-	528,212
Municipal Bond	10,751	126,900	16,299	153,950
U.S. Government Money Market	394,772	-	-	394,772

    As a result of capital loss carry forward limitations, net operating losses, unrealized appreciation (depreciation) from acquired funds and other reclassifications as of the Portfolios’ most recent tax year-ends, paid in capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments and foreign currency transactions were adjusted as follows:

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2010 (Unaudited)(Continued)

			Increase (Decrease) in Accumulated
		Increase (Decrease) in	Net Realized Gain (Loss) on
	Increase (Decrease) in	Undistributed Net	Investments and Foreign
Portfolio	Paid in Capital	Investment Income (Loss)	Currency Transactions
Large Capitalization Value	$ (54,606)	$123,340	$ (68,734)
Large Capitalization Growth	(258,076)	258,076	-
Mid Capitalization	(505,608)	71,028	434,580
Small Capitalization	(7,473)	983	6,490
International Equity	-	-	-
Health & Biotechnology	(24,521,369)	216,703	24,304,666
Technology & Communications	(231,872,820)	287,145	231,585,675
Energy & Basic Materials	(74,148)	70,476	3,672
Financial Services	(10,064)	9,083	981
Investment Quality Bond	(396)	223	173
Municipal Bond	(3,374)	1,147	2,227
U.S. Government Money Market	(199)	199	-

Net assets were unaffected by the above reclassifications.

As of each of the Portfolio’s tax year-end, the components of distributable earnings on a tax basis were as follows:

							Total
	Undistributed	Undistributed	Undistributed			Unrealized	Accumulated
	Ordinary	Tax Exempt	Long Term	Capital Loss	Post October	Appreciation	Earnings
Portfolio	Income	Income	Capital Gains	Carryforwards	Loss Deferrals	(Depreciation)	(Deficits)
Large Capitalization Value	$ -	$ -	$ -	$ (11,999,759)	$ (3,382,707)	$ (381,009)	$ (15,763,475)
Large Capitalization Growth	-	-	-	(14,515,734)	(4,971,343)	3,215,371	(16,271,706)
Mid Capitalization (a)	-	-	-	(2,544,467)	(1,120,411)	186,467	(3,478,411)
Small Capitalization	-	-	-	(1,302,816)	(1,041,788)	1,139,222	(1,205,382)
International Equity	93,467	-	-	(2,578,257)	(1,863,516)	(1,052,400)	(5,400,706)
Health & Biotechnology (b)	-	-	-	(90,072,232)	(1,851,231)	(986,481)	(92,909,944)
Technology & Communications (c)	-	-	-	(24,813,608)	(1,412,507)	2,660,155	(23,565,960)
Energy & Basic Materials	-	-	-	(1,453,560)	(1,360,535)	(22,288)	(2,836,383)
Financial Services	-	-	-	(691,022)	(544,156)	37,812	(1,197,366)
Investment Quality Bond	-	-	-	(122,341)	(93,170)	810,196	594,685
Municipal Bond	-	-	-	-	(32,831)	(10,950)	(43,781)
U.S. Government Money Market	-	-	-	(751)	-	-	(751)

     The difference between book basis and tax basis distributable earnings, if any, is due primarily to different book/tax treatment of foreign currency gains and losses and short-term capital gains, the tax deferral of losses on wash sales and the tax deferral of losses incurred after October 31.

(a)  For the Mid Capitalization Portfolio, $434,580 of capital loss carryover related to the acquisition of the Orbitex Growth Fund is remaining to be recognized next year.  This amount is subject to an annual limitation of $434,580 under tax rules.

(b)  For the Health & Biotechnology Portfolio, $389,007 and $183,353 of capital loss carryover related to the acquisition of the Orbitex Medical Sciences Fund and Orbitex Life Sciences Fund, respectively, is remaining to be recognized next year.  This amount is subject to annual limitations of $389,007 and $183,353 for the Orbitex Medical Sciences Fund and Orbitex Life Sciences Fund, respectively, under tax rules.

(c)  For the Technology & Communications Portfolio, $390,297 of capital loss carryover related to the acquisition of the Orbitex Emerging Technology Fund is remaining to be recognized next year.  This amount is subject to annual limitations of $390,297 under tax rules.

7.   NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

8. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Portfolios are required to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class A Shares
	(Unaudited)
	Six Months				February 14,
	Ended	Year Ended	Year Ended	Year Ended	2006 (2) to
	February 28,	August 31,	August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 10.28	$ 12.94	$ 21.88	$ 20.10	$ 19.43
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.06)	0.14	0.06	0.03
Net realized and unrealized gain (loss)	1.09	(2.39)	(6.43)	1.82	0.64
Total from investment operations	1.07	(2.45)	(6.29)	1.88	0.67
Dividends and Distributions:
Dividends from net investment income	-	(0.21)	(0.09)	(0.10)	-
Distributions from realized gains	-	-	(2.56)	-	-
Total dividends and distributions	-	(0.21)	(2.65)	(0.10)	-

Net Asset Value, End of Period	$ 11.35	$ 10.28	$ 12.94	$ 21.88	$ 20.10

Total Return*	10.41%	(18.39)%	(31.76)%	9.33%	3.45%
Ratios and Supplemental Data:
Net assets, end of period	$ 52,393	$ 44,634	$ 19,809	$ 31,586	$ 2,975
Ratio of net operating expenses to
average net assets (3)	1.95%	2.42%	1.92%	1.83%	1.92%
Ratio of net investment income (loss) to
average net assets (3)	(0.36)%	(0.68)%	0.86%	0.23%	0.30%
Portfolio Turnover Rate	39%	82%	182%	66%	49%
	Large Cap Growth Portfolio - Class A Shares
	(Unaudited)
	Six Months				February 14,
	Ended	Year Ended	Year Ended	Year Ended	2006 (2) to
	February 28,	August 31,	August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 12.14	$ 17.07	$ 17.17	$ 13.79	$ 16.46
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.09)	(0.17)	(0.11)	(0.23)	(0.12)
Net realized and unrealized gain (loss)	1.51	(4.74)	0.01	3.61	(2.55)
Total from investment operations	1.42	(4.91)	(0.10)	3.38	(2.67)
Dividends and Distributions:
Dividends from net investment income	-	(0.02)	-	-	-
Distributions from realized gains	-	-	-	-	-
Total dividends and distributions	-	(0.02)	-	-	-

Net Asset Value, End of Period	$ 13.56	$ 12.14	$ 17.07	$ 17.17	$ 13.79

Total Return*	11.70%	(28.70)%	(0.58)%	24.51%	(16.22)%
Ratios and Supplemental Data:
Net assets, end of period	$ 68,240	$ 61,632	$ 45,672	$ 15,332	$ 5,711
Ratio of net operating expenses to
average net assets (3)	1.99%	2.31%	1.69%	1.93%	1.99%
Ratio of net investment income (loss) to
average net assets (3)	(1.37)%	(1.50)%	(0.58)%	(1.47)%	(1.45)%
Portfolio Turnover Rate	82%	200%	167%	104%	125%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Small Cap Portfolio - Class A Shares
	(Unaudited)
	Six Months				February 14,
	Ended	Year Ended	Year Ended	Year Ended	2006 (2) to
	February 28,	August 31,	August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 6.21	$ 8.96	$ 12.07	$ 13.03	$ 12.84
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.01)	(0.01)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	0.94	(1.88)	(0.33)	1.58	0.24
Total from investment operations	0.92	(1.89)	(0.34)	1.55	0.19
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-
Distributions from realized gains	-	(0.86)	(2.77)	(2.51)	-
Total dividends and distributions	-	(0.86)	(2.77)	(2.51)	-

Net Asset Value, End of Period	$ 7.13	$ 6.21	$ 8.96	$ 12.07	$ 13.03

Total Return*	14.82%	(19.45)%	(2.94)%	12.94%	1.48%
Ratios and Supplemental Data:
Net assets, end of period	$ 6,876	$ 5,418	$ 1,776	$ 935	$ 2,944
Ratio of net operating expenses to
average net assets (3)	2.21%	2.68%	2.09%	1.72%	2.25%
Ratio of net investment income (loss) to
average net assets (3)	(0.50)%	(0.20)%	(0.15)%	(0.23)%	(0.67)%
Portfolio Turnover Rate	17%	77%	58%	42%	35%
	International Equity Portfolio - Class A Shares
	(Unaudited)
	Six Months				February 14,
	Ended	Year Ended	Year Ended	Year Ended	2006 (2) to
	February 28,	August 31,	August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 9.60	$ 12.22	$ 14.78	$ 13.01	$ 12.05
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	0.01	0.17	0.07	0.07
Net realized and unrealized gain (loss)	0.52	(2.49)	(2.58)	1.70	0.89
Total from investment operations	0.50	(2.48)	(2.41)	1.77	0.96
Dividends and Distributions:
Dividends from net investment income	(0.11)	(0.14)	(0.15)	-	-
Distributions from realized gains	-	-	-	-	-
Total dividends and distributions	(0.11)	(0.14)	(0.15)	-	-

Net Asset Value, End of Period	$ 9.99	$ 9.60	$ 12.22	$ 14.78	$ 13.01

Total Return*	5.17%	(20.01)%	(16.48)%	13.60%	7.97%
Ratios and Supplemental Data:
Net assets, end of period	$ 19,501	$ 16,939	$ 72,722	$ 48,085	$ 7,885
Ratio of net operating expenses to
average net assets (3)	2.40%	2.43%	2.31%	2.35%	2.31%
Ratio of net investment income (loss) to
average net assets (3)	(0.38)%	0.07%	1.18%	(0.20)%	0.98%
Portfolio Turnover Rate	108%	52%	70%	83%	69%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class A Shares
	(Unaudited)
	Six Months						February 14,
	Ended		Year Ended		Year Ended	Year Ended	2006 (2) to
	February 28,		August 31,		August 31,	August 31,	August 31,
	2010(1)		2009(1)		2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 9.69		$ 9.94		$ 10.00	$ 10.19	$ 10.22
Income (Loss) from Investment Operations:
Net investment income (loss)	0.09		0.21		0.29	0.24	0.00	**
Net realized and unrealized gain (loss)	0.12		(0.14)		(0.11)	(0.18)	(0.03)
Total from investment operations	0.21		0.07		0.18	0.06	(0.03)
Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.21)		(0.18)	(0.24)	(0.00)	**
Distributions from realized gains	-		(0.11)		(0.06)	(0.01)	-
Total dividends and distributions	(0.09)		(0.32)		(0.24)	(0.25)	-

Net Asset Value, End of Period	$ 9.81		$ 9.69		$ 9.94	$ 10.00	$ 10.19

Total Return*	2.13%		0.76%		1.82%	(1.62)%	(0.29)%
Ratios and Supplemental Data:
Net assets, end of period	$ 62,741		$ 44,072		$ 749	$ 10	$ 10
Ratio of net operating expenses to
average net assets (3)(4)	2.30%		2.25%		1.80%	1.80%	1.80%
Ratio of net investment income (loss) to
average net assets (3)	1.80%		2.05%		2.88%	2.80%	0.00%
Portfolio Turnover Rate	8%		26%		3%	33%	19%
	U.S. Government Money Market Portfolio - Class A Shares
	(Unaudited)
	Six Months						February 14,
	Ended		Year Ended		Year Ended	Year Ended	2006 (2) to
	February 28,		August 31,		August 31,	August 31,	August 31,
	2010(1)		2009(1)		2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.00	**	0.00	**	0.02	0.04	0.00	**
Net realized and unrealized gain (loss)	-		-		-	-	-
Total from investment operations	0.00	**	0.00	**	0.02	0.04	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.00)	**	(0.02)	(0.04)	(0.00)	**
Distributions from realized gains	-		-		-	-	-
Total dividends and distributions	(0.00)	**	(0.00)	**	(0.02)	(0.04)	(0.00)	**

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return*	0.00%		0.10%		2.07%	3.22%	0.00%
Ratios and Supplemental Data:
Net assets, end of period	$ 94,689		$ 82,113		$ 44,283	$ 39,425	$ 10
Ratio of net operating expenses to
average net assets (3)(5)	0.53%	(6)	0.55%	(6)	1.25%	1.65%	1.65%
Ratio of net investment income (loss) to
average net assets (3)	0.01%		0.05%		2.03%	4.07%	0.00%
Portfolio Turnover Rate	N/A		N/A		N/A	N/A	N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 2.63% for the six months ended February 28, 2010; 2.32% for the year ended August 31, 2009; 2.34% for the year ended August 31, 2008; 1.80% for the year ended August 31, 2007; and 1.80% for the year ended August 31, 2006.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 1.78% for the six months ended February 28, 2010; 1.70% for the year ended August 31, 2009; 1.71% for the year ended August 31, 2008; 1.78% for the year ended August 31, 2007; and 1.65% for the year ended August 31, 2006.

(6) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.   The ratio of net operating expenses to average daily net assets including these expenses was 0.55% for the six months ended February 28, 2010 and 0.64% for the year ended August 31, 2009.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Investment Quality Bond Portfolio - Class A Shares
	(Unaudited)
	Six Months					February 14,
	Ended	Year Ended	Year Ended		Year Ended	2006 (2) to
	February 28,	August 31,	August 31,		August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)
Net Asset Value, Beginning of Period	$ 10.16	$ 9.90	$ 9.75		$ 9.68	$ 9.65
Income (Loss) from Investment Operations:
Net investment income (loss)	0.14	0.24	0.32		0.28	0.00
Net realized and unrealized gain (loss)	0.18	0.26	0.15		0.07	0.03
Total from investment operations	0.32	0.50	0.47		0.35	0.03
Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.24)	(0.32)		(0.28)	(0.00)
Distributions from realized gains	-	-	-		-	-
Total dividends and distributions	(0.14)	(0.24)	(0.32)		(0.28)	-

Net Asset Value, End of Period	$ 10.34	$ 10.16	$ 9.90		$ 9.75	$ 9.68

Total Return*	3.07%	5.09%	4.88%		3.05%	0.31%
Ratios and Supplemental Data:
Net assets, end of period	$ 65,014	$ 54,130	$ 50,908		$ 49,271	$ 10
Ratio of net operating expenses to
average net assets (3)(5)	2.09%	2.09%	1.80%	(4)	1.80%	1.80%
Ratio of net investment income (loss) to
average net assets (3)	2.61%	2.39%	3.26%		3.01%	0.00%
Portfolio Turnover Rate	11%	45%	39%		49%	35%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 1.75% for the same period for the Investment Quality Bond Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 2.09% for the six months ended February 28, 2010; 2.09% for the year ended August 31, 2009; 1.80% for the year ended August 31, 2008; 1.90% for the year ended August 31, 2007; and 1.80% for the year ended August 31, 2006.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 7.44	$ 8.96	$ 10.12		$ 10.83	$ 12.82	$ 11.42
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.03)	(0.06)	(0.07)		(0.08)	(0.16)	(0.15)
Net realized and unrealized gain (loss)	0.53	(1.46)	(0.31)		1.88	0.02	2.93
Total from investment operations	0.50	(1.52)	(0.38)		1.80	(0.14)	2.78
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	-	(0.78)		(2.51)	(1.85)	(1.38)
Total dividends and distributions	-	-	(0.78)		(2.51)	(1.85)	(1.38)

Net Asset Value, End of Period	$ 7.94	$ 7.44	$ 8.96		$ 10.12	$ 10.83	$ 12.82

Total Return*	6.72%	(16.96)%	(3.91)%		18.64%	(1.24)%	24.97%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 2,383	$ 2,325	$ 2,934		$ 3,589	$ 3,669	$ 25,305
Ratio of net operating expenses to
average net assets (2)	2.50%	2.76%	1.83%	(3)	2.04%	2.30%	2.29%
Ratio of net investment income (loss) to
average net assets (2)	(0.89)%	(0.94)%	(0.71)%		(0.79)%	(1.32)%	(1.19)%
Portfolio Turnover Rate	36%	88%	89%		78%	130%	75%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 1.80% for the same period for the Mid Capitalization Portfolio.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Health & Biotechnology Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 13.92	$ 14.10		$ 14.51		$ 13.27	$ 14.33	$ 12.50
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.10)	(0.18)		(0.22)		(0.22)	(0.28)	(0.18)
Net realized and unrealized gain (loss)	1.71	-		(0.19)		1.46	(0.78)	2.01
Total from investment operations	1.61	(0.18)		(0.41)		1.24	(1.06)	1.83
Dividends and Distributions:
Dividends from net investment income	-	-		-		-	-	-
Distributions from realized gains	-	-		-		-	-	-
Total dividends and distributions	-	-		-		-	-	-

Net Asset Value, End of Period	$ 15.53	$ 13.92		$ 14.10		$ 14.51	$ 13.27	$ 14.33

Total Return*	11.57%	(1.28)%		(2.83)%		9.34%	(7.40)%	14.64%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 6,170	$ 5,309		$ 6,616		$ 8,352	$ 10,079	$ 15,160
Ratio of net operating expenses to
average net assets (2)(4)	2.70%	2.95%	(3)	2.70%	(3)	2.53%	2.70%	2.70%
Ratio of net investment income (loss) to
average net assets (2)	(1.37)%	(1.52)%		(1.57)%		(1.55)%	(2.00)%	(1.40)%
Portfolio Turnover Rate	6%	27%		15%		25%	16%	111%

	Technology & Communications Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 7.80	$ 8.88		$ 9.78		$ 7.37	$ 7.48	$ 5.70
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.11)	(0.18)		(0.19)		(0.18)	(0.18)	(0.13)
Net realized and unrealized gain (loss)	1.47	(0.90)		(0.71)		2.59	0.07	1.91
Total from investment operations	1.36	(1.08)		(0.90)		2.41	(0.11)	1.78
Dividends and Distributions:
Dividends from net investment income	-	-		-		-	-	-
Distributions from realized gains	-	-		-		-	-	-
Total dividends and distributions	-	-		-		-	-	-

Net Asset Value, End of Period	$ 9.16	$ 7.80		$ 8.88		$ 9.78	$ 7.37	$ 7.48

Total Return*	17.44%	(12.16)%		(9.20)%		32.70%	(1.47)%	31.23%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 6,713	$ 5,736		$ 7,545		$ 9,305	$ 8,964	$ 11,791
Ratio of net operating expenses to
average net assets (2)(6)	2.95%	3.22%		2.70%	(5)	2.62%	2.70%	2.70%
Ratio of net investment income (loss) to
average net assets (2)	(2.56)%	(2.72)%		(2.00)%		(2.13)%	(2.28)%	(1.85)%
Portfolio Turnover Rate	143%	279%		314%		163%	99%	70%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the years ended August 31, 2009 and August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.94% and 2.38% respectively for the same periods for the Health & Biotechnology Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 2.70% for the six months ended February 28, 2010; 2.95% for the year ended August 31, 2009; 2.70% for the year ended August 31, 2008; 2.53% for the year ended August 31, 2007; 2.78% for the year ended August 31, 2006; and 2.84% for the year ended August 31, 2005.

(5) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.63% for the same period for the Technology & Communications Portfolio.

(6) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 2.95% for the six months ended February 28, 2010; 3.74% for the year ended August 31, 2009; 2.70% for the year ended August 31, 2008; 2.62% for the year ended August 31, 2007; 3.13% for the year ended August 31, 2006; and 3.10% for the year ended August 31, 2005.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Energy & Basic Materials Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 10.17	$ 26.81	$ 34.07		$ 29.50	$ 27.16	$ 17.95
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.12)	(0.16)	(0.50)		(0.53)	(0.45)	(0.34)
Net realized and unrealized gain (loss)	2.27	(10.95)	4.09		6.02	3.15	9.55
Total from investment operations	2.15	(11.11)	3.59		5.49	2.70	9.21
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	(5.53)	(10.85)		(0.92)	(0.36)	-
Total dividends and distributions	-	(5.53)	(10.85)		(0.92)	(0.36)	-

Net Asset Value, End of Period	$ 12.32	$ 10.17	$ 26.81		$ 34.07	$ 29.50	$ 27.16

Total Return*	21.14%	(35.29)%	10.26%		19.04%	9.95%	51.31%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 2,197	$ 2,024	$ 5,010		$ 6,419	$ 5,268	$ 2,817
Ratio of net operating expenses to
average net assets (2)(4)	3.00%	3.17%	2.70%	(3)	2.70%	2.70%	2.70%
Ratio of net investment income (loss) to
average net assets (2)	(2.12)%	(1.44)%	(1.64)%		(1.67)%	(1.48)%	(1.56)%
Portfolio Turnover Rate	31%	130%	139%		87%	34%	65%

	Financial Services Portfolio - Class A Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 6.16	$ 8.35	$ 11.86		$ 13.30	$ 12.54	$ 11.63
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)	(0.04)	(0.02)		(0.12)	(0.02)	(0.16)
Net realized and unrealized gain (loss)	(0.01)	(2.15)	(2.34)		0.91	1.65	1.76
Total from investment operations	(0.08)	(2.19)	(2.36)		0.79	1.63	1.60
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	-	(1.15)		(2.23)	(0.87)	(0.69)
Total dividends and distributions	-	-	(1.15)		(2.23)	(0.87)	(0.69)

Net Asset Value, End of Period	$ 6.08	$ 6.16	$ 8.35		$ 11.86	$ 13.30	$ 12.54

Total Return*	(1.30)%	(26.23)%	(21.89)%		4.71%	13.21%	13.70%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 275	$ 346	$ 804		$ 784	$ 1,042	$ 1,073
Ratio of net operating expenses to
average net assets (2)(5)	3.40%	3.16%	2.70%		2.70%	2.70%	2.70%
Ratio of net investment income (loss) to
average net assets (2)	(2.32)%	(0.80)%	(0.23)%		(0.89)%	(0.13)%	(1.32)%
Portfolio Turnover Rate	46%	92%	87%		92%	159%	150%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.63% for the same period for the Energy & Basic Materials Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC,  the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.00% for the six months ended February 28, 2010; 3.37% for the year ended August 31, 2009; 2.70% for the year ended August 31, 2008; 2.71% for the year ended August 31, 2007; 2.81% for the year ended August 31, 2006; and 3.34% for the year ended August 31, 2005.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services  Portfolio: 4.12% for the six months ended February 28, 2010; 4.56% for the year ended August 31, 2009; 3.70% for the year ended August 31, 2008; 3.82% for the year ended August 31, 2007; 3.77% for the year ended August 31, 2006; and 4.11% for the year ended August 31, 2005.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)	2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 9.40	$ 11.90	$ 20.37	$ 18.79	$ 17.19	$ 15.68
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.05)	(0.10)	0.01	(0.07)	(0.09)	(0.14)
Net realized and unrealized gain (loss)	1.00	(2.21)	(5.92)	1.71	1.69	1.65
Total from investment operations	0.95	(2.31)	(5.91)	1.64	1.60	1.51
Dividends and Distributions:
Dividends from net investment income	-	(0.19)	-	(0.06)	-	-
Distributions from realized gains	-	-	(2.56)	-	-	-
Total dividends and distributions	-	(0.19)	(2.56)	(0.06)	-	-

Net Asset Value, End of Period	$ 10.35	$ 9.40	$ 11.90	$ 20.37	$ 18.79	$ 17.19

Total Return*	10.11%	(18.93)%	(32.16)%	8.70%	9.31%	9.63%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 91	$ 135	$ 286	$ 1,143	$ 2,123	$ 2,873
Ratio of net operating expenses to
average net assets (2)	2.56%	3.01%	2.58%	2.43%	2.52%	2.65%
Ratio of net investment income (loss) to
average net assets (2)	(0.97)%	(1.25)%	0.08%	(0.37)%	(0.49)%	(0.82)%
Portfolio Turnover Rate	39%	82%	182%	66%	49%	71%

	Large Cap Growth Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)	2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 11.08	$ 15.63	$ 15.82	$ 12.79	$ 13.40	$ 11.20
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.12)	(0.22)	(0.12)	(0.30)	(0.29)	(0.25)
Net realized and unrealized gain (loss)	1.38	(4.33)	(0.07)	3.33	(0.32)	2.45
Total from investment operations	1.26	(4.55)	(0.19)	3.03	(0.61)	2.20
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains	-	-	-	-	-	-
Total dividends and distributions	-	-	-	-	-	-

Net Asset Value, End of Period	$ 12.34	$ 11.08	$ 15.63	$ 15.82	$ 12.79	$ 13.40

Total Return*	11.37%	(29.11)%	(1.20)%	23.69%	(4.55)%	19.64%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 53	$ 97	$ 178	$ 198	$ 313	$ 423
Ratio of net operating expenses to
average net assets (2)	2.59%	2.92%	2.28%	2.53%	2.59%	2.74%
Ratio of net investment income (loss) to
average net assets (2)	(1.98)%	(2.13)%	(0.73)%	(2.07)%	(2.04)%	(2.05)%
Portfolio Turnover Rate	82%	200%	167%	104%	125%	147%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 7.00	$ 8.49	$ 9.69		$ 10.52	$ 12.55	$ 11.26
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.05)	(0.09)	(0.12)		(0.14)	(0.22)	(0.21)
Net realized and unrealized gain (loss)	0.50	(1.40)	(0.30)		1.82	0.04	2.88
Total from investment operations	0.45	(1.49)	(0.42)		1.68	(0.18)	2.67
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	-	(0.78)		(2.51)	(1.85)	(1.38)
Total dividends and distributions	-	-	(0.78)		(2.51)	(1.85)	(1.38)

Net Asset Value, End of Period	$ 7.45	$ 7.00	$ 8.49		$ 9.69	$ 10.52	$ 12.55

Total Return*	6.43%	(17.55)%	(4.53)%		17.97%	(1.61)%	24.30%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 52	$ 119	$ 398		$ 1,687	$ 2,069	$ 3,075
Ratio of net operating expenses to
average net assets (2)(4)	3.10%	3.30%	2.51%	(3)	2.64%	3.00%	2.89%
Ratio of net investment income (loss) to
average net assets (2)	(1.47)%	(1.42)%	(1.36)%		(1.39)%	(1.98)%	(1.79)%
Portfolio Turnover Rate	36%	88%	89%		78%	130%	75%

	Small Cap Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 4.93	$ 7.42	$ 10.53		$ 11.73	$ 14.51	$ 12.22
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.03)	(0.04)	(0.07)		(0.10)	(0.19)	(0.23)
Net realized and unrealized gain (loss)	0.75	(1.59)	(0.27)		1.41	0.91	2.53
Total from investment operations	0.72	(1.63)	(0.34)		1.31	0.72	2.30
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	(0.86)	(2.77)		(2.51)	(3.50)	(0.01)
Total dividends and distributions	-	(0.86)	(2.77)		(2.51)	(3.50)	(0.01)

Net Asset Value, End of Period	$ 5.65	$ 4.93	$ 7.42		$ 10.53	$ 11.73	$ 14.51

Total Return*	14.60%	(20.08)%	(3.47)%		12.21%	5.97%	18.86%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 25	$ 52	$ 106		$ 262	$ 363	$ 432
Ratio of net operating expenses to
average net assets (2)	2.80%	3.23%	2.73%		2.32%	2.85%	2.85%
Ratio of net investment income (loss) to
average net assets (2)	(1.11)%	(0.96)%	(0.79)%		(0.86)%	(1.53)%	(1.68)%
Portfolio Turnover Rate	17%	77%	58%		42%	35%	17%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.50% for the same period for the Mid Capitalization Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Mid Cap Portfolio:  3.10% for the six months ended February 28, 2010; 3.30% for the year ended August 31, 2009; 2.51% for the year ended August 31, 2008; 2.64% for the year ended August 31, 2007; 3.06% for the year ended August 31, 2006; and 2.89% for the year ended August 31, 2005.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 8.86	$ 11.37		$ 13.69		$ 12.14	$ 9.99	$ 8.33
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.05)	0.05		(0.04)		(0.01)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	0.47	(2.42)		(2.28)		1.56	2.23	1.70
Total from investment operations	0.42	(2.37)		(2.32)		1.55	2.15	1.66
Dividends and Distributions:
Dividends from net investment income	-	(0.14)		-		-	-	-
Distributions from realized gains	-	-		-		-	-	-
Total dividends and distributions	-	(0.14)		-		-	-	-

Net Asset Value, End of Period	$ 9.28	$ 8.86		$ 11.37		$ 13.69	$ 12.14	$ 9.99

Total Return*	4.74%	(20.49)%		(16.95)%		12.77%	21.52%	19.93%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 13	$ 31		$ 53		$ 120	$ 151	$ 150
Ratio of net operating expenses to
average net assets (2)	3.03%	3.05%		2.97%		2.82%	2.91%	3.00%
Ratio of net investment income (loss) to
average net assets (2)	(1.06)%	0.59%		(0.27)%		(0.40)%	(0.73)%	(0.43)%
Portfolio Turnover Rate	108%	52%		70%		83%	69%	74%

	Health & Biotechnology Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 13.05	$ 13.29		$ 13.81		$ 12.69	$ 13.80	$ 12.11
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.14)	(0.24)		(0.30)		(0.29)	(0.35)	(0.25)
Net realized and unrealized gain (loss)	1.61	-		(0.22)		1.41	(0.76)	1.94
Total from investment operations	1.47	(0.24)		(0.52)		1.12	(1.11)	1.69
Dividends and Distributions:
Dividends from net investment income	-	-		-		-	-	-
Distributions from realized gains	-	-		-		-	-	-
Total dividends and distributions	-	-		-		-	-	-

Net Asset Value, End of Period	$ 14.52	$ 13.05		$ 13.29		$ 13.81	$ 12.69	$ 13.80

Total Return*	11.26%	(1.81)%		(3.77)%		8.83%	(8.04)%	13.95%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 411	$ 506		$ 2,516		$ 11,159	$ 15,518	$ 23,626
Ratio of net operating expenses to
average net assets (2)(4)	3.30%	3.48%	(3)	3.30%	(3)	3.13%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(2.06)%	(2.19)%		(2.26)%		(2.15)%	(2.60)%	(2.00)%
Portfolio Turnover Rate	6%	27%		15%		25%	16%	111%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the years ended August 31, 2009 and August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 3.46% and 3.08% respectively for the same periods for the Health & Biotechnology Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 3.30% for the six months ended February 28, 2010; 3.48% for the year ended August 31, 2009; 3.30% for the year ended August 31, 2008; 3.13% for the year ended August 31, 2007; 3.38% for the year ended August 31, 2006; and 3.44% for the year ended August 31, 2005.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 7.17	$ 8.22	$ 9.20		$ 6.94	$ 7.09	$ 5.43
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.12)	(0.19)	(0.24)		(0.22)	(0.21)	(0.16)
Net realized and unrealized gain (loss)	1.35	(0.86)	(0.74)		2.48	0.06	1.82
Total from investment operations	1.23	(1.05)	(0.98)		2.26	(0.15)	1.66
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	-	-		-	-	-
Total dividends and distributions	-	-	-		-	-	-

Net Asset Value, End of Period	$ 8.40	$ 7.17	$ 8.22		$ 9.20	$ 6.94	$ 7.09

Total Return*	17.15%	(12.77)%	(10.65)%		32.56%	(2.12)%	30.57%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 274	$ 340	$ 999		$ 6,562	$ 8,097	$ 10,953
Ratio of net operating expenses to
average net assets (2)(4)	3.55%	3.75%	3.30%	(3)	3.22%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(3.16)%	(3.25)%	(2.64)%		(2.73)%	(2.88)%	(2.45)%
Portfolio Turnover Rate	143%	279%	314%		163%	99%	70%

	Energy & Basic Materials Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 8.88	$ 24.87	$ 32.47		$ 28.20	$ 26.14	$ 17.38
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.14)	(0.20)	(0.64)		(0.67)	(0.60)	(0.45)
Net realized and unrealized gain (loss)	1.99	(10.29)	3.89		5.86	3.02	9.21
Total from investment operations	1.85	(10.49)	3.25		5.19	2.42	8.76
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	(5.50)	(10.85)		(0.92)	(0.36)	-
Total dividends and distributions	-	(5.50)	(10.85)		(0.92)	(0.36)	-

Net Asset Value, End of Period	$ 10.73	$ 8.88	$ 24.87		$ 32.47	$ 28.20	$ 26.14

Total Return*	20.83%	(35.74)%	9.57%		18.85%	9.26%	50.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 132	$ 159	$ 1,278		$ 2,444	$ 3,536	$ 3,922
Ratio of net operating expenses to
average net assets (2)(6)	3.60%	3.69%	3.30%	(5)	3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets	(2.72)%	(1.85)%	(2.23)%		(2.27)%	(2.10)%	(2.15)%
Portfolio Turnover Rate	31%	130%	139%		87%	34%	65%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.98% for the same period for the Technology & Communications Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 3.55% for the six months ended February 28, 2010; 4.31% for the year ended August 31, 2009; 3.30% for the year ended August 31, 2008; 3.22% for the year ended August 31, 2007; 3.73% for the year ended August 31, 2006; and 3.69% for the year ended August 31, 2005.

(5) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 3.24% for the same period for the Energy & Basic Materials Portfolio.

(6) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.60% for the six months ended February 28, 2010; 3.92% for the year ended August 31, 2009; 3.30% for the year ended August 31, 2008; 3.31% for the year ended August 31, 2007; 3.41% for the year ended August 31, 2006; and 3.93% for the year ended August 31, 2005.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 5.73	$ 7.82	$ 11.26		$ 12.79	$ 12.15	$ 11.36
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.08)	(0.05)	(0.10)		(0.19)	(0.09)	(0.23)
Net realized and unrealized gain (loss)	-	(2.04)	(2.19)		0.89	1.60	1.71
Total from investment operations	(0.08)	(2.09)	(2.29)		0.70	1.51	1.48
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	-	(1.15)		(2.23)	(0.87)	(0.69)
Total dividends and distributions	-	-	(1.15)		(2.23)	(0.87)	(0.69)

Net Asset Value, End of Period	$ 5.65	$ 5.73	$ 7.82		$ 11.26	$ 12.79	$ 12.15

Total Return*	(1.40)%	(26.73)%	(22.48)%		4.13%	12.61%	12.94%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 4	$ 11	$ 177		$ 589	$ 894	$ 1,143
Ratio of net operating expenses to
average net assets (2)(3)	4.00%	3.57%	3.30%		3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(2.95)%	(0.87)%	(1.03)%		(1.49)%	(0.74)%	(1.92)%
Portfolio Turnover Rate	46%	92%	87%		92%	159%	150%

	Investment Quality Bond Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 10.16	$ 9.90	$ 9.75		$ 9.68	$ 9.90	$ 10.17
Income (Loss) from Investment Operations:
Net investment income (loss)	0.10	0.17	0.26		0.24	0.20	0.17
Net realized and unrealized gain (loss)	0.18	0.27	0.16		0.06	(0.16)	(0.09)
Total from investment operations	0.28	0.44	0.42		0.30	0.04	0.08
Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.18)	(0.27)		(0.23)	(0.20)	(0.17)
Distributions from realized gains	-	-	-		-	(0.06)	(0.18)
Total dividends and distributions	(0.10)	(0.18)	(0.27)		(0.23)	(0.26)	(0.35)

Net Asset Value, End of Period	$ 10.34	$ 10.16	$ 9.90		$ 9.75	$ 9.68	$ 9.90

Total Return*	2.77%	4.47%	4.27%		3.14%	0.40%	0.75%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 22	$ 22	$ 68		$ 98	$ 54	$ 77
Ratio of net operating expenses to
average net assets (2)(5)	2.68%	2.63%	2.40%	(4)	2.40%	2.40%	2.40%
Ratio of net investment income (loss) to
average net assets (2)	1.99%	1.72%	2.64%		2.41%	2.05%	1.71%
Portfolio Turnover Rate	11%	45%	39%		49%	35%	50%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services  Portfolio: 4.75% for the six months ended February 28, 2010; 4.95% for the year ended August 31, 2009; 4.27% for the year ended August 31, 2008; 4.42% for the year ended August 31, 2007; 4.37% for the year ended August 31, 2006; and 4.72% for the year ended August 31, 2005.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.39% for the same period for the Investment Quality Bond Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 2.68% for the six months ended February 28, 2010; 2.63% for the year ended August 31, 2009; 2.40% for the year ended August 31, 2008; 2.50% for the year ended August 31, 2007; 2.66% for the year ended August 31, 2006; and 2.78% for the year ended August 31, 2005.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,		August 31,	August 31,	August 31,
	2010(1)		2009(1)		2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 9.72		$ 9.97		$ 10.03		$ 10.22	$ 10.44	$ 10.53
Income (Loss) from Investment Operations:
Net investment income (loss)	0.06		0.15		0.22		0.22	0.22	0.21
Net realized and unrealized gain (loss)	0.24		(0.14)		0.00	**	(0.18)	(0.19)	(0.01)
Total from investment operations	0.30		0.01		0.22		0.04	0.03	0.20
Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.15)		(0.22)		(0.22)	(0.22)	(0.21)
Distributions from realized gains	-		(0.11)		(0.06)		(0.01)	(0.03)	(0.08)
Total dividends and distributions	(0.06)		(0.26)		(0.28)		(0.23)	(0.25)	(0.29)

Net Asset Value, End of Period	$ 9.96		$ 9.72		$ 9.97		$ 10.03	$ 10.22	$ 10.44

Total Return*	3.06%		0.14%		2.21%		0.43%	0.30%	1.97%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 2		$ 57		$ 55		$ 56	$ 117	$ 69
Ratio of net operating expenses to
average net assets (2)(3)	2.90%		2.79%		2.40%		2.40%	2.40%	2.40%
Ratio of net investment income (loss) to
average net assets (2)	1.17%		1.55%		2.18%		2.21%	2.17%	2.03%
Portfolio Turnover Rate	8%		26%		3%		33%	19%	25%

	U.S. Government Money Market Portfolio - Class B Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,		August 31,	August 31,	August 31,
	2010(1)		2009(1)		2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.00	**	0.00	**	0.02		0.04	0.03	0.01
Net realized and unrealized gain (loss)	-		-		-		-	-	-
Total from investment operations	0.00	**	0.00	**	0.02		0.04	0.03	0.01
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.00)	**	(0.02)		(0.04)	(0.03)	(0.01)
Distributions from realized gains	-		-		-		-	-	-
Total dividends and distributions	(0.00)	**	(0.00)	**	(0.02)		(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return*	0.00%		0.10%		2.07%		4.12%	3.33%	1.28%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 47		$ 106		$ 121		$ 142	$ 194	$ 205
Ratio of net operating expenses to
average net assets (2)(4)	1.13%	(5)	0.70%	(5)	1.25%		2.25%	2.25%	2.25%
Ratio of net investment income (loss) to
average net assets (2)	0.01%		0.09%		2.27%		4.07%	3.25%	1.27%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A	N/A	N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 3.16% for the six months ended February 28, 2010; 2.91% for the year ended August 31, 2009; 2.73% for the year ended August 31, 2008; 2.60% for the year ended August 31, 2007; 3.16% for the year ended August 31, 2006; and 3.09% for the year ended August 31, 2005.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 2.36% for the six months ended February 28, 2010; 2.33% for the year ended August 31, 2009; 2.35% for the year ended August 31, 2008; 2.38% for the year ended August 31, 2007; 2.65% for the year ended August 31, 2006; and 2.73% for the year ended August 31, 2005.

(5) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.   The ratio of net operating expenses to average daily net assets including these expenses was 1.15% during the six months ended February 28, 2010 and 0.79% during the year ended August 31, 2009.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)	2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 9.39	$ 11.89	$ 20.36	$ 18.78	$ 17.19	$ 15.67
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.05)	(0.10)	0.04	(0.08)	(0.08)	(0.14)
Net realized and unrealized gain (loss)	1.00	(2.21)	(5.95)	1.72	1.67	1.66
Total from investment operations	0.95	(2.31)	(5.91)	1.64	1.59	1.52
Dividends and Distributions:
Dividends from net investment income	-	(0.19)	-	(0.06)	-	-
Distributions from realized gains	-	-	(2.56)	-	-	-
Total dividends and distributions	-	(0.19)	(2.56)	(0.06)	-	-

Net Asset Value, End of Period	$ 10.34	$ 9.39	$ 11.89	$ 20.36	$ 18.78	$ 17.19

Total Return*	10.12%	(18.91)%	(32.18)%	8.70%	9.25%	9.70%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 666	$ 746	$ 1,002	$ 1,750	$ 1,897	$ 2,020
Ratio of net operating expenses to
average net assets (2)	2.56%	3.01%	2.52%	2.43%	2.52%	2.65%
Ratio of net investment income (loss) to
average net assets (2)	(0.96)%	(1.26)%	0.24%	(0.37)%	(0.45)%	(0.85)%
Portfolio Turnover Rate	39%	82%	182%	66%	49%	71%

	Large Cap Growth Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)	2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 11.10	$ 15.66	$ 15.85	$ 12.81	$ 13.43	$ 11.23
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.12)	(0.22)	(0.13)	(0.30)	(0.30)	(0.25)
Net realized and unrealized gain (loss)	1.38	(4.34)	(0.06)	3.34	(0.32)	2.45
Total from investment operations	1.26	(4.56)	(0.19)	3.04	(0.62)	2.20
Dividends and Distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from realized gains		-	-	-	-	-
Total dividends and distributions	-	-	-	-	-	-

Net Asset Value, End of Period	$ 12.36	$ 11.10	$ 15.66	$ 15.85	$ 12.81	$ 13.43

Total Return*	11.35%	(29.12)%	(1.20)%	23.73%	(4.62)%	19.59%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,119	$ 1,159	$ 1,839	$ 1,924	$ 1,819	$ 2,175
Ratio of net operating expenses to
average net assets (2)	2.59%	2.92%	2.28%	2.53%	2.59%	2.74%
Ratio of net investment income (loss) to
average net assets (2)	(1.98)%	(2.13)%	(0.79)%	(2.07)%	(2.04)%	(2.06)%
Portfolio Turnover Rate	82%	200%	167%	104%	125%	147%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 6.98	$ 8.47	$ 9.66		$ 10.50	$ 12.53	$ 11.25
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.05)	(0.09)	(0.12)		(0.14)	(0.22)	(0.21)
Net realized and unrealized gain (loss)	0.50	(1.40)	(0.29)		1.81	0.04	2.87
Total from investment operations	0.45	(1.49)	(0.41)		1.67	(0.18)	2.66
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	-	(0.78)		(2.51)	(1.85)	(1.38)
Total dividends and distributions	-	-	(0.78)		(2.51)	(1.85)	(1.38)

Net Asset Value, End of Period	$ 7.43	$ 6.98	$ 8.47		$ 9.66	$ 10.50	$ 12.53

Total Return*	6.45%	(17.59)%	(4.44)%		17.89%	(1.62)%	24.24%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 295	$ 312	$ 488		$ 607	$ 901	$ 927
Ratio of net operating expenses to
average net assets (2)(4)	3.10%	3.34%	2.44%	(3)	2.64%	3.00%	2.89%
Ratio of net investment income (loss) to
average net assets (2)	(1.51)%	(1.51)%	(1.32)%		(1.39)%	(1.95)%	(1.79)%
Portfolio Turnover Rate	36%	88%	89%		78%	130%	75%

	Small Cap Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 4.96	$ 7.46	$ 10.57		$ 11.77	$ 14.55	$ 12.25
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.03)	(0.04)	(0.06)		(0.10)	(0.19)	(0.23)
Net realized and unrealized gain (loss)	0.75	(1.60)	(0.28)		1.41	0.91	2.54
Total from investment operations	0.72	(1.64)	(0.34)		1.31	0.72	2.31
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	(0.86)	(2.77)		(2.51)	(3.50)	(0.01)
Total dividends and distributions	-	(0.86)	(2.77)		(2.51)	(3.50)	(0.01)

Net Asset Value, End of Period	$ 5.68	$ 4.96	$ 7.46		$ 10.57	$ 11.77	$ 14.55

Total Return*	14.52%	(20.09)%	(3.46)%		12.17%	5.95%	18.90%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 322	$ 334	$ 428		$ 618	$ 680	$ 799
Ratio of net operating expenses to
average net assets (2)	2.79%	3.26%	2.69%		2.32%	2.85%	2.85%
Ratio of net investment income (loss) to
average net assets (2)	(1.10)%	(0.97)%	(0.75)%		(0.86)%	(1.53)%	(1.66)%
Portfolio Turnover Rate	17%	77%	58%		42%	35%	17%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.41% for the same period for the Mid Capitalization Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net  assets would have been as follows for the Mid Cap Portfolio: 3.10% for the six months ended February 28, 2010; 3.34% for the year ended August 31, 2009; 2.44% for the year ended August 31, 2008; 2.64% for the year ended August 31, 2007; 3.05% year ended August 31, 2006; and 2.89% for the year ended August 31, 2005.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 8.82	$ 11.33		$ 13.65		$ 12.11	$ 9.96	$ 8.31
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.05)	0.05		(0.01)		(0.01)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	0.47	(2.41)		(2.31)		1.55	2.22	1.69
Total from investment operations	0.42	(2.36)		(2.32)		1.54	2.15	1.65
Dividends and Distributions:
Dividends from net investment income	(0.05)	(0.15)		-		-	-	-
Distributions from realized gains	-	-		-		-	-	-
Total dividends and distributions	(0.05)	(0.15)		-		-	-	-

Net Asset Value, End of Period	$ 9.19	$ 8.82		$ 11.33		$ 13.65	$ 12.11	$ 9.96

Total Return*	4.78%	(20.54)%		(16.97)%		12.72%	21.59%	19.86%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 253	$ 290		$ 506		$ 724	$ 645	$ 575
Ratio of net operating expenses to
average net assets (2)	3.00%	3.05%		2.93%		2.82%	2.91%	3.00%
Ratio of net investment income (loss) to
average net assets (2)	(1.00)%	0.63%		(0.05)%		(0.02)%	(0.65)%	(0.40)%
Portfolio Turnover Rate	108%	52%		70%		83%	69%	74%

	Health & Biotechnology Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,		August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)		2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 13.10	$ 13.34		$ 13.82		$ 12.70	$ 13.80	$ 12.11
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.14)	(0.24)		(0.29)		(0.29)	(0.35)	(0.25)
Net realized and unrealized gain (loss)	1.62			(0.19)		1.41	(0.75)	1.94
Total from investment operations	1.48	(0.24)		(0.48)		1.12	(1.10)	1.69
Dividends and Distributions:
Dividends from net investment income	-	-		-		-	-	-
Distributions from realized gains	-	-		-		-	-	-
Total dividends and distributions	-	-		-		-	-	-

Net Asset Value, End of Period	$ 14.58	$ 13.10		$ 13.34		$ 13.82	$ 12.70	$ 13.80

Total Return*	11.30%	(1.80)%		(3.47)%		8.82%	(7.97)%	13.95%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,972	$ 1,977		$ 2,379		$ 2,950	$ 4,262	$ 6,851
Ratio of net operating expenses to
average net assets (2)(4)	3.30%	3.55%	(3)	3.30%	(3)	3.13%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(2.03)%	(2.12)%		(2.16)%		(2.15)%	(2.61)%	(2.00)%
Portfolio Turnover Rate	6%	27%		15%		25%	16%	111%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(2) During the years ended August 31, 2009 and August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 3.54% and 2.98% respectively  for the same periods for the Health & Biotechnology Portfolio.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 3.30% for the six months ended February 28, 2010; 3.55% for the year ended August 31, 2009; 3.30% for the year ended August 31, 2008; 3.13% for the year ended August 31, 2007; 3.38% for the year ended August 31, 2006; and 3.44% for the year ended August 31, 2005.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 7.26	$ 8.32	$ 9.22		$ 6.99	$ 7.14	$ 5.47
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.13)	(0.20)	(0.23)		(0.22)	(0.21)	(0.16)
Net realized and unrealized gain (loss)	1.38	(0.86)	(0.67)		2.45	0.06	1.83
Total from investment operations	1.25	(1.06)	(0.90)		2.23	(0.15)	1.67
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	-	-		-	-	-
Total dividends and distributions	-	-	-		-	-	-

Net Asset Value, End of Period	$ 8.51	$ 7.26	$ 8.32		$ 9.22	$ 6.99	$ 7.14

Total Return*	17.22%	(12.74)%	(9.76)%		31.90%	(2.10)%	30.53%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 532	$ 460	$ 586		$ 720	$ 775	$ 970
Ratio of net operating expenses to
average net assets (2)(4)	3.55%	3.82%	3.30%	(3)	3.22%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(3.15)%	(3.32)%	(2.60)%		(2.73)%	(2.88)%	(2.45)%
Portfolio Turnover Rate	143%	279%	314%		163%	99%	70%

	Energy & Basic Materials Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 8.82	$ 24.77	$ 32.37		$ 28.24	$ 26.16	$ 17.40
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.14)	(0.21)	(0.64)		(0.68)	(0.61)	(0.45)
Net realized and unrealized gain (loss)	1.97	(10.24)	3.89		5.73	3.05	9.21
Total from investment operations	1.83	(10.45)	3.25		5.05	2.44	8.76
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	(5.50)	(10.85)		(0.92)	(0.36)	-
Total dividends and distributions	-	(5.50)	(10.85)		(0.92)	(0.36)	-

Net Asset Value, End of Period	$ 10.65	$ 8.82	$ 24.77		$ 32.37	$ 28.24	$ 26.16

Total Return*	20.75%	(35.69)%	9.61%		18.31%	9.33%	50.34%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 216	$ 172	$ 180		$ 185	$ 225	$ 104
Ratio of net operating expenses to
average net assets (2)(6)	3.60%	3.85%	3.30%	(5)	3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(2.73)%	(2.22)%	(2.26)%		(2.27)%	(2.09)%	(2.16)%
Portfolio Turnover Rate	31%	130%	139%		87%	34%	65%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 3.23% for the same period for the Technology & Communications Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 3.55% during the six months ended February 28, 2010; 4.34% for the year ended August 31, 2009; 3.30% for the year ended August 31, 2008; 3.22% for the year ended August 31, 2007; 3.73% for the year ended August 31, 2006; and 3.69% for the year ended August 31, 2005.

(5) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 3.22% for the same period for the Energy & Basic Materials Portfolio.

(6) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.60% during the six months ended February 28, 2010; 4.02% for the year ended August 31, 2009; 3.30% for the year ended August 31, 2008; 3.31% for the year ended August 31, 2007; 3.41% for the year ended August 31, 2006; and 3.93% for the year ended August 31, 2005.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 5.73	$ 7.81	$ 11.25		$ 12.78	$ 12.15	$ 11.36
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.08)	(0.07)	(0.09)		(0.19)	(0.11)	(0.23)
Net realized and unrealized gain (loss)	(0.02)	(2.01)	(2.20)		0.89	1.61	1.71
Total from investment operations	(0.10)	(2.08)	(2.29)		0.70	1.50	1.48
Dividends and Distributions:
Dividends from net investment income	-	-	-		-	-	-
Distributions from realized gains	-	-	(1.15)		(2.23)	(0.87)	(0.69)
Total dividends and distributions	-	-	(1.15)		(2.23)	(0.87)	(0.69)

Net Asset Value, End of Period	$ 5.63	$ 5.73	$ 7.81		$ 11.25	$ 12.78	$ 12.15

Total Return*	(1.75)%	(26.63)%	(22.51)%		4.13%	12.53%	12.94%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 31	$ 35	$ 61		$ 111	$ 117	$ 111
Ratio of net operating expenses to
average net assets (2)(3)	4.00%	3.77%	3.30%		3.30%	3.30%	3.30%
Ratio of net investment income (loss) to
average net assets (2)	(2.90)%	(1.47)%	(0.91)%		(1.49)%	(0.89)%	(1.93)%
Portfolio Turnover Rate	46%	92%	87%		92%	159%	150%

	Investment Quality Bond Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,	August 31,	August 31,
	2010(1)	2009(1)	2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 10.16	$ 9.91	$ 9.76		$ 9.69	$ 9.91	$ 10.18
Income (Loss) from Investment Operations:
Net investment income (loss)	0.15	0.18	0.26		0.23	0.20	0.17
Net realized and unrealized gain (loss)	0.18	0.25	0.15		0.07	(0.16)	(0.09)
Total from investment operations	0.33	0.43	0.41		0.30	0.04	0.08
Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.18)	(0.26)		(0.23)	(0.20)	(0.17)
Distributions from realized gains	-	-	-		-	(0.06)	(0.18)
Total dividends and distributions	(0.15)	(0.18)	(0.26)		(0.23)	(0.26)	(0.35)

Net Asset Value, End of Period	$ 10.34	$ 10.16	$ 9.91		$ 9.76	$ 9.69	$ 9.91

Total Return*	2.77%	4.37%	4.27%		3.14%	0.40%	0.75%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 599	$ 692	$ 668		$ 714	$ 1,015	$ 1,199
Ratio of net operating expenses to
average net assets (2)(5)	2.68%	2.69%	2.40%	(4)	2.40%	2.40%	2.40%
Ratio of net investment income (loss) to
average net assets (2)	1.98%	1.80%	2.67%		2.41%	2.07%	1.69%
Portfolio Turnover Rate	11%	45%	39%		49%	35%	50%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services  Portfolio: 4.72% for the six months ended February 28, 2010; 5.16% for the year ended August 31, 2009; 4.28% for the year ended August 31, 2008; 4.42% for the year ended August 31, 2007; 4.37% for the year ended August 31, 2006; and 4.70% for the year ended August 31, 2005.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.36% for the same period for the Investment Quality Bond Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 2.68% for the six months ended February 28, 2010; 2.69% for the year ended August 31, 2009; 2.40% for the year ended August 31, 2008; 2.50% for the year ended August 31, 2007; 2.66% for the year ended August 31, 2006; and 2.78% for the year ended August 31, 2005.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,		August 31,	August 31,	August 31,
	2010(1)		2009(1)		2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 9.71		$ 9.95		$ 10.01		$ 10.21	$ 10.42	$ 10.52
Income (Loss) from Investment Operations:
Net investment income (loss)	0.06		0.15		0.22		0.22	0.22	0.21
Net realized and unrealized gain (loss)	0.11		(0.13)		0.00	**	(0.19)	(0.18)	(0.02)
Total from investment operations	0.17		0.02		0.22		0.03	0.04	0.19
Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.15)		(0.22)		(0.22)	(0.22)	(0.21)
Distributions from realized gains	-		(0.11)		(0.06)		(0.01)	(0.03)	(0.08)
Total dividends and distributions	(0.06)		(0.26)		(0.28)		(0.23)	(0.25)	(0.29)

Net Asset Value, End of Period	$ 9.82		$ 9.71		$ 9.95		$ 10.01	$ 10.21	$ 10.42

Total Return*	1.72%		0.24%		2.21%		0.33%	0.40%	1.86%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 362		$ 414		$ 343		$ 322	$ 313	$ 329
Ratio of net operating expenses to
average net assets (2)(3)	2.90%		2.79%		2.40%		2.40%	2.40%	2.40%
Ratio of net investment income (loss) to
average net assets (2)	1.19%		1.54%		2.18%		2.21%	2.16%	2.02%
Portfolio Turnover Rate	8%		26%		3%		33%	19%	25%

	U.S. Government Money Market Portfolio - Class C Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	February 28,		August 31,		August 31,		August 31,	August 31,	August 31,
	2010(1)		2009(1)		2008(1)		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.00	**	0.00	**	0.02		0.04	0.03	0.01
Net realized and unrealized gain (loss)	-		-		-		-	-	-
Total from investment operations	0.00	**	0.00	**	0.02		0.04	0.03	0.01
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.00)	**	(0.02)		(0.04)	(0.03)	(0.01)
Distributions from realized gains	-		-		-		-	-	-
Total dividends and distributions	(0.00)	**	(0.00)	**	(0.02)		(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return*	0.01%		0.10%		2.08%		4.10%	3.32%	1.28%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 351		$ 472		$ 432		$ 464	$ 575	$ 640
Ratio of net operating expenses to
average net assets (2)(4)	1.12%	(5)	0.65%	(5)	1.25%		2.25%	2.25%	2.25%
Ratio of net investment income (loss) to
average net assets (2)	0.01%		0.08%		2.12%		4.07%	3.27%	1.26%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A	N/A	N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 3.21% during the six months ended February 28, 2010; 2.93% for the year ended August 31, 2009; 2.73% for the year ended August 31, 2008; 2.60% for the year ended August 31, 2007; 3.16% for the year ended August 31, 2006; and 3.10% for the year ended August 31, 2005.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 2.35% for the six months ended February 28, 2010; 2.32% for the year ended August 31, 2009; 2.32% for the year ended August 31, 2008; 2.38% for the year ended August 31, 2007; 2.64% for the year ended August 31, 2006; and 2.72% for the year ended August 31, 2005.

(5) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.  The ratio of net operating expenses to average daily net assets including these expenses was 1.13% during the six months ended February 28, 2010 and 0.74% during the year ended August 31, 2009.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2009 through February 28, 2010.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account Value – 9/1/2009	Ending Account Value – 2/28/2010	Expense Paid 9/1/2009-2/28/2010*	Expense Ratio [Annualized]
Actual Expenses – Table 1:
Large Capitalization Value – Class I	$1,000.00	$1,106.20	$10.17	1.56%
Large Capitalization Value – Class A	1,000.00	1,104.10	9.74	1.95
Large Capitalization Value – Class B	1,000.00	1,101.10	13.34	2.56
Large Capitalization Value – Class C	1,000.00	1,101.20	13.34	2.56
Large Capitalization Growth – Class I	1,000.00	1,119.60	8.36	1.59
Large Capitalization Growth – Class A	1,000.00	1,117.00	10.45	1.99
Large Capitalization Growth – Class B	1,000.00	1,113.70	13.57	2.59
Large Capitalization Growth – Class C	1,000.00	1,113.50	13.57	2.59
Mid Capitalization – Class I	1,000.00	1,069.90	10.78	2.10
Mid Capitalization – Class A	1,000.00	1,067.20	12.81	2.50
Mid Capitalization – Class B	1,000.00	1,064.30	15.87	3.10
Mid Capitalization – Class C	1,000.00	1,064.50	15.87	3.10
Small Capitalization – Class I	1,000.00	1,150.60	9.54	1.79
Small Capitalization – Class A	1,000.00	1,148.20	11.77	2.21
Small Capitalization – Class B	1,000.00	1,146.00	14.84	2.80
Small Capitalization – Class C	1,000.00	1,145.20	12.06	2.79
International Equity – Class I	1,000.00	1,052.50	10.23	2.01
International Equity – Class A	1,000.00	1,051.70	12.21	2.40
International Equity – Class B	1,000.00	1,047.40	15.38	3.03
International Equity – Class C	1,000.00	1,047.80	15.23	3.00
Health & Biotechnology – Class I	1,000.00	1,117.90	12.08	2.30
Health & Biotechnology – Class A	1,000.00	1,115.70	14.16	2.70
Health & Biotechnology – Class B	1,000.00	1,112.60	17.29	3.30
Health & Biotechnology – Class C	1,000.00	1,113.00	17.29	3.30
Technology & Communications – Class I	1,000.00	1,177.30	13.77	2.55
Technology & Communications – Class A	1,000.00	1,174.40	15.90	2.95
Technology & Communications – Class B	1,000.00	1,171.50	19.11	3.55
Technology & Communications – Class C	1,000.00	1,172.20	19.12	3.55
Energy & Basic Materials – Class I	1,000.00	1,214.60	14.28	2.60
Energy & Basic Materials – Class A	1,000.00	1,211.40	10.84	3.00
Energy & Basic Materials – Class B	1,000.00	1,208.30	16.45	3.60
Energy & Basic Materials – Class C	1,000.00	1,207.50	19.71	3.60
Financial Services – Class I	1,000.00	989.00	14.79	3.00
Financial Services – Class A	1,000.00	987.00	16.75	3.40
Financial Services – Class B	1,000.00	986.00	19.70	4.00
Financial Services – Class C	1,000.00	982.50	19.66	4.00
Investment Quality Bond – Class I	1,000.00	1,032.80	8.47	1.68
Investment Quality Bond – Class A	1,000.00	1,030.70	10.52	2.09
Investment Quality Bond – Class B	1,000.00	1.027.70	13.47	2.68
Investment Quality Bond – Class C	1,000.00	1,027.70	13.47	2.68
Municipal Bond – Class I	1,000.00	1,023.30	9.53	1.90
Municipal Bond – Class A	1,000.00	1,021.30	11.53	2.30
Municipal Bond – Class B	1,000.00	1,030.60	14.60	2.90
Municipal Bond – Class C	1,000.00	1,017.20	14.50	2.90
U.S. Government Money Market – Class I	1,000.00	1,000.00	0.64	0.13
U.S. Government Money Market – Class A	1,000.00	1,000.00	2.63	0.53
U.S. Government Money Market – Class B	1,000.00	1,001.00	5.60	1.13
U.S. Government Money Market – Class C	1,000.00	1,001.10	5.55	1.12

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value – 9/1/2009	Ending Account Value – 2/28/2010	Expense Paid 9/1/2009-2/28/2010*	Expense Ratio [Annualized]
Hypothetical [5% Return Before Expenses] – Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,017.06	$7.80	1.56%
Large Capitalization Value – Class A	1,000.00	1,015.12	9.74	1.95
Large Capitalization Value – Class B	1,000.00	1,012.10	12.77	2.56
Large Capitalization Value – Class C	1,000.00	1,012.10	12.77	2.56
Large Capitalization Growth – Class I	1,000.00	1,016.91	7.95	1.59
Large Capitalization Growth – Class A	1,000.00	1,014.93	9.94	1.99
Large Capitalization Growth – Class B	1,000.00	1,011.95	12.92	2.59
Large Capitalization Growth – Class C	1,000.00	1,011.95	12.92	2.59
Mid Capitalization – Class I	1,000.00	1,014.38	10.49	2.10
Mid Capitalization – Class A	1,000.00	1,012.40	12.47	2.50
Mid Capitalization – Class B	1,000.00	1,009.42	15.45	3.10
Mid Capitalization – Class C	1,000.00	1,009.42	15.45	3.10
Small Capitalization – Class I	1,000.00	1,015.92	8.95	1.79
Small Capitalization – Class A	1,000.00	1,013.84	11.03	2.21
Small Capitalization – Class B	1,000.00	1,010.91	13.96	2.80
Small Capitalization – Class C	1,000.00	1,010.96	13.91	2.79
International Equity – Class I	1,000.00	1,014.83	10.04	2.01
International Equity – Class A	1,000.00	1,012.89	11.98	2.40
International Equity – Class B	1,000.00	1,009.77	15.10	3.03
International Equity – Class C	1,000.00	1,009.92	14.95	3.00
Health & Biotechnology – Class I	1,000.00	1,013.39	11.48	2.30
Health & Biotechnology – Class A	1,000.00	1,011.41	13.47	2.70
Health & Biotechnology – Class B	1,000.00	1,008.43	16.43	3.30
Health & Biotechnology – Class C	1,000.00	1,008.43	16.43	3.30
Technology & Communications – Class I	1,000.00	1,012.15	14.70	2.55
Technology & Communications – Class A	1,000.00	1,010.17	14.97	2.95
Technology & Communications – Class B	1,000.00	1,007.19	17.67	3.55
Technology & Communications – Class C	1,000.00	1,007.19	17.67	3.55
Energy & Basic Materials – Class I	1,000.00	1,011.90	12.97	2.60
Energy & Basic Materials – Class A	1,000.00	1,009.92	14.95	3.00
Energy & Basic Materials – Class B	1,000.00	1,006.94	17.91	3.60
Energy & Basic Materials – Class C	1,000.00	1,006.94	17.91	3.60
Financial Services – Class I	1,000.00	989.00	12.86	3.00
Financial Services – Class A	1,000.00	987.00	14.78	3.40
Financial Services – Class B	1,000.00	986.00	17.23	4.00
Financial Services – Class C	1,000.00	982.50	17.67	4.00
Investment Quality Bond – Class I	1,000.00	1,016.46	8.40	1.68
Investment Quality Bond – Class A	1,000.00	1,014.43	10.44	2.09
Investment Quality Bond – Class B	1,000.00	1,011.50	13.37	2.68
Investment Quality Bond – Class C	1,000.00	1,011.50	13.37	2.68
Municipal Bond – Class I	1,000.00	1,015.37	9.49	1.90
Municipal Bond – Class A	1,000.00	1,013.39	11.48	2.30
Municipal Bond – Class B	1,000.00	1,010.41	14.46	2.90
Municipal Bond – Class C	1,000.00	1,010.41	14.46	2.90
U.S. Government Money Market – Class I	1,000.00	1,024.15	0.65	0.13
U.S. Government Money Market – Class A	1,000.00	1,022.17	2.66	0.53
U.S. Government Money Market – Class B	1,000.00	1,019.19	5.66	1.13
U.S. Government Money Market – Class C	1,000.00	1,019.24	5.61	1.12

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

THE SARATOGA

ADVANTAGE TRUST

Privacy Policy for the Saratoga Advantage Trust

The Saratoga Advantage Trust (“Saratoga”) respects your right to privacy.   We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain non-public personal information about you.   This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates or third parties.  We do not disclose any non-public personal information about you or any of our former customers to anyone, except as permitted by law.   Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the non-public personal information we collect to companies that perform services on our behalf, such as Saratoga’s transfer agent, or printers and mailers that assist us in the distribution of investor materials.   These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose.   To protect your non-public personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your non-public personal information.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the period ended June 30, 2009 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Saratoga Advantage Trust

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/10/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date

5/10/10

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/10/10

* Print the name and title of each signing officer under his or her signature.